                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 35                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 37                                                [X]

                        (Check appropriate box or boxes.)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

  David C. Tucker, Esquire, 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2004 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Income & Growth Fund
Equity Growth Fund
Small Company Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this Prospectus, it's important for you to be aware  of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this Prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
www.americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Service
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Income & Growth and Equity Growth, the fund managers select primarily from the 1,500 largest publicly traded U.S. companies. For
Small Company, the fund managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for each fund. A more detailed description of the funds' investment strategies begins on page 9.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with the funds' short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment in Equity Growth or Small
   Company

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

INCOME & GROWTH FUND
EQUITY GROWTH FUND
SMALL COMPANY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the charts, depending on the expenses of that class.

INCOME & GROWTH FUND - INVESTOR CLASS

[data from bar chart]

2003               29.62%
2002              -19.37%
2001               -8.37%
2000              -10.54%
1999               17.96%
1998               27.67%
1997               34.52%
1996               24.15%
1995               36.88%
1994               -0.55%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Income & Growth       22.18% (4Q 1998)                    -17.05% (3Q 2002)
--------------------------------------------------------------------------------

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3

EQUITY GROWTH FUND - INVESTOR CLASS

[data from bar chart]

2003               30.27%
2002              -20.32%
2001              -11.01%
2000              -10.95%
1999               18.47%
1998               25.45%
1997               36.06%
1996               27.34%
1995               34.56%
1994               -0.23%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                              LOWEST
--------------------------------------------------------------------------------
Equity Growth         23.10% (4Q 1998)                     -16.80% (3Q 2002)
--------------------------------------------------------------------------------

SMALL COMPANY FUND - INVESTOR CLASS

[data from bar chart]

2003              53.57%
2002              -4.00%
2001               3.99%
2000               8.90%
1999               9.76%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Small Company         22.31% (2Q 2003)                    -15.45% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns for the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
4

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS  0 YEARS  LIFE OF CLASS(1)
---------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                                     29.62%    0.21%   1.35%    13.06%
Return After Taxes on Distributions                     29.29%   -0.21%   9.67%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               19.63%   -0.05%   9.01%     N/A
S&P 500 Index                                           28.68%   -0.57%   1.07%     12.08%(2)
  (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                                     30.27%   -0.52%   1.02%     11.31%
Return After Taxes on Distributions                     30.08%   -1.12%   9.07%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               19.89%   -0.66%   8.60%     N/A
S&P 500 Index                                           28.68%   -0.57%   1.07%     11.04%
  (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                                     53.57%   12.88%     N/A     11.91%
Return After Taxes on Distributions                     53.15%   12.33%     N/A     11.41%
Return After Taxes on Distributions
  and Sale of Fund Shares                               35.00%   10.98%     N/A     10.16%
S&P SmallCap 600 Index                                  38.79%    9.67%     N/A     9.03%
  (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INVESTOR CLASS ARE INCOME & GROWTH, DECEMBER 17,
    1990; EQUITY GROWTH, MAY 9, 1991; AND SMALL COMPANY, JULY 31, 1998. ONLY A
    FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR THE
    LIFE OF THE FUND.

(2) SINCE DECEMBER 20, 1990, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

------
5

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003             1 YEAR    5 YEARS   LIFE OF CLASS(1)
----------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                                       29.81%     0.43%    4.62%
S&P 500 Index                                             28.68%    -0.57%    3.55%(2)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                                       30.50%    -0.30%    3.61%
S&P 500 Index                                             28.68%    -0.57%    3.78%(3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                                       53.52%       N/A    16.84%
S&P SmallCap 600 Index                                    38.79%       N/A    11.48%(4)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS ARE INCOME & GROWTH, JANUARY
    28, 1998; EQUITY GROWTH, JANUARY 2, 1998; AND SMALL COMPANY, OCTOBER 1,
    1999.

(2) SINCE JANUARY 29, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(3) SINCE DECEMBER 31, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

(4) SINCE SEPTEMBER 30, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
   Maximum Account Maintenance Fee                                   $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with American
    Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT   DISTRIBUTION AND      OTHER      TOTAL ANNUAL FUND
                          FEE(1)       SERVICE (12B-1) FEES  EXPENSES   OPERATING EXPENSES
------------------------------------------------------------------------------------------
Income & Growth
    Investor Class        0.68%        None                  0.01%(2)   0.69%
------------------------------------------------------------------------------------------
    Institutional Class   0.48%        None                  0.01%(2)   0.49%
------------------------------------------------------------------------------------------
Equity Growth
    Investor Class        0.69%        None                  0.00%(3)   0.69%
------------------------------------------------------------------------------------------
    Institutional Class   0.49%        None                  0.00%(3)   0.49%
------------------------------------------------------------------------------------------
Small Company
    Investor Class        0.88%        None                  0.01%(2)   0.89%
------------------------------------------------------------------------------------------
    Institutional Class   0.68%        None                  0.01%(2)   0.69%
------------------------------------------------------------------------------------------

(1) BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
    RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED-FEE SCHEDULES. AS A RESULT, THE
    FUNDS' MANAGEMENT FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND
    INCREASE AS FUND ASSETS DECREASE.

(2) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
    DIRECTORS AND THEIR LEGAL COUNSEL,
    AS WELL AS INTEREST.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . .your cost of investing in the fund would be:

                             1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Income & Growth
    Investor Class           $70       $220      $383        $856
---------------------------------------------------------------------
    Institutional Class      $50       $157      $274        $615
---------------------------------------------------------------------
Equity Growth
    Investor Class           $70       $220      $383        $856
---------------------------------------------------------------------
    Institutional Class      $50       $157      $274        $615
---------------------------------------------------------------------
Small Company
    Investor Class           $91       $283      $492      $1,092
---------------------------------------------------------------------
    Institutional Class      $70       $220      $383        $856
---------------------------------------------------------------------

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8

OBJECTIVES, STRATEGIES AND RISKS

INCOME & GROWTH FUND
EQUITY GROWTH FUND
SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income
& Growth and Equity Growth, and primarily smaller companies for Small Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
9

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the
   S&P 500 Index.

*  Under normal market conditions, the managers invest at least 80% of Equity
   Growth's assets in equity stocks.

*  The fund managers do not consider dividend yield when building Equity
   Growth's portfolio.

*  Under normal market conditions, at least 80% of Small Company's portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P
   SmallCap 600 Index. If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies.
   In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Each fund's performance will be closely tied to the performance of its benchmark. If a fund's benchmark goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up its benchmark do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the funds and/or the stocks contained in the funds' respective benchmarks, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

------
10

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on the average net assets of the specific class of shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account each fund's strategy and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2003      INVESTOR CLASS     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Income & Growth                          0.68%              0.48%
-------------------------------------------------------------------------------
Equity Growth                            0.69%              0.49%
-------------------------------------------------------------------------------
Small Company                            0.88%              0.68%
-------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

------
11

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the
University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in August 1990 and also has managed the quantitative equity research effort. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

VIVIENNE HSU

Ms. Hsu, Vice President and Portfolio Manager, has been a member of the team since July 1997 and was promoted to Portfolio Manager in February 2002. She joined American Century as a quantitative analyst and became a senior analyst in
2000. She has a bachelor's degree in applied mathematics from University of
California - Berkeley and an MBA from the Haas School of Business, University of
California - Berkeley. She is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk, Vice President and Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior
Research Analyst and was promoted to Portfolio Manager in February 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the
University of California - Berkeley. She is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 as a Credit Analyst and was
promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

ZILI ZHANG

Mr. Zhang, Vice President and Portfolio Manager/Director of Quantitative
Research, has been a member of the team since joining American Century in
January 1997 as a research analyst and was promoted to Portfolio Manager in
2002. He manages the quantitative research team. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D in
theoretical physics from the University of Texas at Austin.

------
12

FEI ZOU

Mr. Zou, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team since he joined American Century in September 2000 as a Quantitative
Analyst. He was promoted to Senior Quantitative Analyst in February 2003 and was
promoted to Portfolio Manager in February 2004. While pursuing his doctorate at the University of Texas - Austin and before joining American Century full time, he served as an intern on the Quantitative Equity team from June 1999 to
September 1999 and January 2000 to August 2000. He has a master's degree in economics and a Ph.D in finance, both from the University of Texas - Austin.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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13

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
14

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                           INSTITUTIONAL CLASS

Investor Relations                       Service Representative
1-800-345-2021                           1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
15

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                           INSTITUTIONAL CLASS

P.O. Box 419200                          P.O. Box 419385
Kansas City, MO 64141-6200               Kansas City, MO 64141-6385

Fax                                      Fax
816-340-7962                             816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
16

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

The following policies apply to Investor Class and Institutional Class shareholders.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

          [GRAPHIC OF TRIANGLE]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
          SARSEP- AND SIMPLE-IRAS) BUT NO OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
          ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

------
17

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

-----
18

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
19

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
20

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, if an event occurs after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
21

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all their income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
22

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income      Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                   15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
23

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
24

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Income & Growth -- Investor Class, Institutional Class, Advisor Class, C
   Class, R Class

*  Equity Growth -- Investor Class, Institutional Class, Advisor Class, C Class

*  Small Company -- Investor Class, Institutional Class, Advisor Class, R Class

The shares offered by this Prospectus are Investor Class shares and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class, C Class or R Class shares, call us at 1-800-378-9878.
You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
26

INCOME & GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------
                                              2003        2002         2001         2000        1999
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $21.74      $27.35       $30.19       $34.05      $29.25
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                    0.43        0.33         0.30         0.29        0.33
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     5.96       (5.61)       (2.84)       (3.86)       4.87
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations            6.39       (5.28)       (2.54)       (3.57)       5.20
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                 (0.43)      (0.33)       (0.30)       (0.29)      (0.33)
------------------------------------------
  From Net Realized Gains                      --          --           --           --        (0.07)
-------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.43)      (0.33)       (0.30)       (0.29)      (0.40)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $27.70      $21.74       $27.35       $30.19      $34.05
=======================================================================================================
  TOTAL RETURN(2)                            29.62%     (19.37)%      (8.37)%     (10.54)%     17.96%

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.69%       0.69%        0.68%        0.67%       0.68%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         1.80%       1.34%        1.07%        0.89%       1.08%
------------------------------------------
Portfolio Turnover Rate                         67%         67%          61%          64%         58%
------------------------------------------
Net Assets, End of Period (in thousands)   $3,803,254  $3,122,386   $4,450,654   $5,433,541  $6,363,283
-------------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES
    AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND
    ANOTHER.

------
27

EQUITY GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------
                                               2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $15.19      $19.24      $21.77       $26.23      $22.71
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
   Net Investment Income(1)                    0.17        0.15        0.13         0.14        0.18
-------------------------------------------
   Net Realized and Unrealized Gain (Loss)     4.41       (4.05)      (2.53)       (2.99)       3.96
-------------------------------------------------------------------------------------------------------
   Total From Investment Operations            4.58       (3.90)      (2.40)       (2.85)       4.14
-------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
   From Net Investment Income                 (0.17)      (0.15)      (0.13)       (0.14)      (0.19)
-------------------------------------------
   From Net Realized Gains                      --            --         --        (1.47)      (0.43)
-------------------------------------------------------------------------------------------------------
   Total Distributions                        (0.17)      (0.15)      (0.13)       (1.61)      (0.62)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $19.60      $15.19      $19.24       $21.77      $26.23
=======================================================================================================
   TOTAL RETURN(2)                            30.27%     (20.32)%    (11.01)%     (10.95)%     18.47%

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.69%       0.69%       0.68%        0.67%       0.68%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.00%       0.86%       0.64%        0.53%       0.77%
-------------------------------------------
Portfolio Turnover Rate                          95%        100%         79%          79%         86%
-------------------------------------------
Net Assets, End of Period (in thousands)    $1,188,103   $979,959   $1,465,026   $1,910,779  $2,316,164
-------------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

-----
28

SMALL COMPANY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                2003       2002     2001      2000     1999
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.50      $5.75    $5.79     $5.49    $5.02
----------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
    Net Investment Income (Loss)(1)             0.01       --(2)   (0.01)    (0.01)    --(2)
--------------------------------------------
    Net Realized and Unrealized Gain (Loss)     2.93      (0.23)    0.22      0.49     0.48
----------------------------------------------------------------------------------------------
    Total From Investment Operations            2.94      (0.23)    0.21      0.48     0.48
----------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
    From Net Investment Income                  --(2)       --       --        --      --(2)
--------------------------------------------
    From Net Realized Gains                    (0.09)     (0.02)   (0.25)    (0.18)   (0.01)
----------------------------------------------------------------------------------------------
    Total Distributions                        (0.09)     (0.02)   (0.25)    (0.18)   (0.01)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.35      $5.50    $5.75     $5.79    $5.49
==============================================================================================
    TOTAL RETURN(3)                            53.57%     (4.00)%   3.99%     8.90%    9.76%

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.89%      0.90%    0.88%     0.88%    0.88%
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                            0.09%      0.03%   (0.18)%   (0.13)%   0.06%
--------------------------------------------
Portfolio Turnover Rate                           120%       116%      165%       93%    148%
--------------------------------------------
Net Assets, End of Period (in thousands)      $467,228   $113,685   $26,899   $22,178  $17,058
----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
29

INCOME & GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------
                                                2003       2002        2001       2000       1999
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $21.76     $27.37      $30.19     $34.06     $29.27
---------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income(1)                     0.48       0.38        0.36       0.36       0.39
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      5.95      (5.61)      (2.82)     (3.88)      4.90
---------------------------------------------------------------------------------------------------
   Total From Investment Operations             6.43      (5.23)      (2.46)     (3.52)      5.29
---------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
   From Net Investment Income                  (0.48)     (0.38)      (0.36)     (0.35)     (0.43)
--------------------------------------------
   From Net Realized Gains                       --         --          --         --       (0.07)
---------------------------------------------------------------------------------------------------
   Total Distributions                         (0.48)     (0.38)      (0.36)     (0.35)     (0.50)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $27.71     $21.76      $27.37     $30.19     $34.06
===================================================================================================
   TOTAL RETURN(2)                             29.81%    (19.18)%     (8.15)%   (10.35)%    18.27%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.49%      0.49%       0.48%      0.47%      0.48%
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           2.00%      1.54%       1.27%      1.09%      1.28%
--------------------------------------------
Portfolio Turnover Rate                           67%        67%         61%        64%        58%
--------------------------------------------
Net Assets, End of Period (in thousands)      $270,760   $197,371    $233,823   $209,873   $191,436
---------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
30

EQUITY GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------------------
                                          2003       2002       2001       2000     1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.20     $19.25     $21.77     $26.24   $22.71
-----------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Income(1)               0.20       0.18       0.17       0.19     0.23
---------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                 4.41      (4.05)     (2.52)     (3.00)    3.97
-----------------------------------------------------------------------------------------
   Total From Investment Operations       4.61      (3.87)     (2.35)     (2.81)    4.20
-----------------------------------------------------------------------------------------
Distributions
---------------------------------------
   From Net Investment Income            (0.20)     (0.18)     (0.17)     (0.19)   (0.24)
---------------------------------------
   From Net Realized Gains                 --         --         --       (1.47)   (0.43)
-----------------------------------------------------------------------------------------
   Total Distributions                   (0.20)     (0.18)     (0.17)     (1.66)   (0.67)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $19.61     $15.20     $19.25     $21.77   $26.24
=========================================================================================
   TOTAL RETURN(2)                       30.50%    (20.14)%   (10.83)%   (10.77)%  18.78%

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.49%      0.49%      0.48%      0.47%    0.48%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.20%      1.06%      0.84%      0.73%    0.97%
---------------------------------------
Portfolio Turnover Rate                    95%       100%        79%        79%      86%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $91,240   $105,512   $146,752   $144,542  $8,598
-----------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
31

SMALL COMPANY FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------
                                         2003      2002     2001     2000     1999(1)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.53     $5.76    $5.79    $5.49     $4.77
-------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
    Net Investment Income(2)             0.02      0.01     --(3)    --(3)     --(3)
--------------------------------------
    Net Realized and
    Unrealized Gain (Loss)               2.93     (0.22)    0.22     0.49      0.73
-------------------------------------------------------------------------------------
    Total From Investment Operations     2.95     (0.21)    0.22     0.49      0.73
-------------------------------------------------------------------------------------
Distributions
--------------------------------------
    From Net Investment Income          (0.03)      --       --       --      (0.01)
--------------------------------------
    From Net Realized Gains             (0.09)    (0.02)   (0.25)   (0.19)      --
-------------------------------------------------------------------------------------
    Total Distributions                 (0.12)    (0.02)   (0.25)   (0.19)    (0.01)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period          $8.36     $5.53    $5.76    $5.79     $5.49
=====================================================================================
    TOTAL RETURN(4)                     53.52%    (3.65)%   4.17%    9.08%    15.25%

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.69%     0.70%    0.68%    0.68%   0.68%(5)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.29%     0.23%    0.02%    0.07%   0.36%(5)
--------------------------------------
Portfolio Turnover Rate                  120%      116%     165%      93%     148%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                          $30,830   $1,766    $771    $1,434    $1,180
-------------------------------------------------------------------------------------

(1) OCTOBER 1, 1999 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 1999.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT
    ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT
    IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS
    CALCULATED FOR THE YEAR ENDED
    DECEMBER 31, 1999.

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE     TICKER      NEWSPAPER LISTING
------------------------------------------------------------------------------
Income & Growth Fund
     Investor                 981           BIGRX       IncGro
------------------------------------------------------------------------------
     Institutional            311           AMGIX       IncGro
------------------------------------------------------------------------------
Equity Growth Fund
     Investor                 982           BEQGX       EqGro
------------------------------------------------------------------------------
     Institutional            312           AMEIX       EqGro
------------------------------------------------------------------------------
Small Company Fund
     Investor                 985           ASQIX       Small Co
------------------------------------------------------------------------------
     Institutional            485           ASCQX       Small Co
------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575

0405
SH-PRS-37527

Your
American Century Investments
prospectus

ADVISOR CLASS

Income & Growth Fund
Equity Growth Fund
Small Company Fund

C CLASS

Income & Growth Fund
Equity Growth Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian H. Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Income & Growth and Equity Growth, the fund managers select primarily from the 1,500 largest publicly traded U.S. companies. For
Small Company, the fund managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks for each fund. A more detailed description of the funds' investment strategies begins on page 8.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO may WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with the funds' short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO may not WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment in Equity Growth or Small Company
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

INCOME & GROWTH FUND
EQUITY GROWTH FUND
SMALL COMPANY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. C Class returns will differ from those shown in the charts, depending on the expenses of that class.

INCOME & GROWTH FUND - ADVISOR CLASS

[data from bar chart]

2003              29.33%
2002             -19.60%
2001              -8.63%
2000             -10.78%
1999              17.65%
1998              27.37%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Income & Growth               22.12% (4Q 1998)          -17.12% (3Q 2002)
--------------------------------------------------------------------------------

EQUITY GROWTH FUND - ADVISOR CLASS

[data from bar chart]

2003              30.05%
2002             -20.60%
2001             -11.28%
2000             -11.16%
1999              18.28%
1998              25.14%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Equity Growth                 22.98% (4Q 1998)          -16.87% (3Q 2002)
--------------------------------------------------------------------------------

------
3

SMALL COMPANY FUND - ADVISOR CLASS

[data from bar chart]

2003                         53.16%
2002                         -4.18%
2001                          3.82%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Small Company                22.01% (2Q 2003)         -15.52% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR   5 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                                    29.33%   -0.05%    4.26%
Return After Taxes on Distributions                    29.05%   -0.38%    3.18%
Return After Taxes on Distributions
  and Sale of Fund Shares                              19.38%   -0.22%    3.04%
S&P 500 Index                                          28.68%   -0.57%    4.04%(2)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS DECEMBER 15, 1997.

(2)  SINCE DECEMBER 11, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
4

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                                     30.05%   -0.76%     2.95%
Return After Taxes on Distributions                     29.91%   -1.27%     1.63%
Return After Taxes on Distributions
  and Sale of Fund Shares                               19.69%   -0.82%     1.86%
S&P 500 Index                                           28.68%   -0.57%     3.96%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                                     53.16%   N/A       11.63%
Return After Taxes on Distributions                     52.75%   N/A       10.88%
Return After Taxes on Distributions
  and Sale of Fund Shares                               34.73%   N/A        9.65%
S&P SmallCap 600 Index                                  38.79%   N/A        6.75%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE EQUITY GROWTH, OCTOBER 9,
     1997; AND SMALL COMPANY, SEPTEMBER 7, 2000.

(2)  SINCE OCTOBER 1, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE AUGUST 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003        1 YEAR    LIFE OF CLASS(1)
-------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                                  28.56%     -1.03%
S&P 500 Index                                        28.68%     -2.22%
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                                  29.20%     -1.42%
S&P 500 Index                                        28.68%     -1.94%(2)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE INCOME & GROWTH, JUNE 28, 2001; AND
     EQUITY GROWTH, JULY 18, 2001.

(2)  SINCE JULY 19, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your C Class shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------
C Class
   Maximum Deferred Sales Charge (load) (as a percentage of net asset value)   1.00%(1)
---------------------------------------------------------------------------------------

(1)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT    DISTRIBUTION AND         OTHER      TOTAL ANNUAL FUND
                     FEE(1)        SERVICE (12B-1) FEES(2)  EXPENSES   OPERATING EXPENSES
-----------------------------------------------------------------------------------------
Income & Growth
    Advisor Class    0.43%         0.50%(3                  0.01%(4)   0.94%
-----------------------------------------------------------------------------------------
    C Class          0.68%         1.00%                    0.01%(4)   1.69%
-----------------------------------------------------------------------------------------
Equity Growth
    Advisor Class    0.44%         0.50%(3)                 0.00%(5)   0.94%
-----------------------------------------------------------------------------------------
    C Class          0.69%         1.00%                    0.00%(5)   1.69%
-----------------------------------------------------------------------------------------
Small Company
    Advisor Class    0.63%         0.50%(3)                 0.01%(4)   1.14%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
     RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED-FEE SCHEDULES. AS A RESULT, THE
     FUNDS' MANAGEMENT FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
     PAGE 22.

(3)  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
     PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
     ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
     UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE
     INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

(4)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(5)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
6

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Income & Growth
    Advisor Class        $96       $299        $519        $1,150
----------------------------------------------------------------------------
    C Class             $171       $530        $912        $1,982
----------------------------------------------------------------------------
Equity Growth
    Advisor Class        $96       $299        $519        $1,150
----------------------------------------------------------------------------
    C Class             $171       $530        $912        $1,982
----------------------------------------------------------------------------
Small Company
    Advisor Class       $116       $361        $625        $1,379
----------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

INCOME & GROWTH FUND
EQUITY GROWTH FUND
SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income
& Growth and Equity Growth, and primarily smaller companies for Small Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
8

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the
   S&P 500 Index.

*  Under normal market conditions, the managers invest at least 80% of Equity
   Growth's assets in equity stocks.

*  The fund managers do not consider dividend yield when building Equity
   Growth's portfolio.

*  Under normal market conditions, at least 80% of Small Company's portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P
   SmallCap 600 Index. If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies.
   In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Each fund's performance will be closely tied to the performance of its benchmark. If a fund's benchmark goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up its benchmark do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the funds and/or the stocks contained in the funds' respective benchmarks, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

------
9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on the average net assets of the specific class of shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account each fund's strategy and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003       ADVISOR CLASS    C CLASS
--------------------------------------------------------------------------------
Income & Growth                                   0.43%            0.68%
--------------------------------------------------------------------------------
Equity Growth                                     0.44%            0.69%
--------------------------------------------------------------------------------
Small Company                                     0.63%            N/A
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

------
10

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the
University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in August 1990 and also has managed the quantitative equity research effort. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

VIVIENNE HSU

Ms. Hsu, Vice President and Portfolio Manager, has been a member of the team since July 1997 and was promoted to Portfolio Manager in February 2002. She joined American Century as a quantitative analyst and became a senior analyst in
2000. She has a bachelor's degree in applied mathematics from University of
California - Berkeley and an MBA from the Haas School of Business, University of
California - Berkeley. She is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk, Vice President and Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior
Research Analyst and was promoted to Portfolio Manager in February 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the
University of California - Berkeley. She is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 as a Credit Analyst and was
promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

ZILI ZHANG

Mr. Zhang, Vice President and Portfolio Manager/Director of Quantitative
Research, has been a member of the team since joining American Century in
January 1997 as a research analyst and was promoted to Portfolio Manager in
2002. He manages the quantitative research team. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D in
theoretical physics from the University of Texas at Austin.

------
11

FEI ZOU

Mr. Zou, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team since he joined American Century in September 2000 as a Quantitative
Analyst. He was promoted to Senior Quantitative Analyst in February 2003 and was
promoted to Portfolio Manager in February 2004. While pursuing his doctorate at the University of Texas - Austin and before joining American Century full time, he served as an intern on the Quantitative Equity team from June 1999 to
September 1999 and January 2000 to August 2000. He has a master's degree in economics and a Ph.D in finance, both from the University of Texas - Austin.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
12

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts. Aggregate purchases are limited to amounts less than $1,000,000 for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
13

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
14

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

------
15

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all their income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designation as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                     TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION                 AND 15% BRACKETS        ALL OTHER BRACKETS
-------------------------------------------------------------------------------
Short-term capital gains             Ordinary income         Ordinary income
-------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income        5%                      15%
-------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Income & Growth -- Investor Class, Institutional Class, Advisor Class, C
   Class, R Class

*  Equity Growth -- Investor Class, Institutional Class, Advisor Class, C Class

*  Small Company -- Investor Class, Institutional Class, Advisor Class, R Class

The shares offered by this Prospectus are Advisor Class and C Class shares.
Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
21

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have 12b-1 Plans. Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. Under the C Class Plan, each fund's C
Class pays the distributor an annual fee of 1.00% of C Class average net assets,
0.25% for certain ongoing individual shareholder and administrative services and
0.75% for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class and C
Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
23

INCOME & GROWTH FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31
-----------------------------------------------------------------------------------------------
                                          2003       2002        2001         2000       1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $21.72     $27.33      $30.17       $34.05     $29.22
-----------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)               0.37       0.27        0.23         0.21       0.25
--------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                 5.96      (5.61)      (2.83)       (3.88)      4.87
-----------------------------------------------------------------------------------------------
   Total From Investment Operations       6.33      (5.34)      (2.60)       (3.67)      5.12
-----------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.37)     (0.27)      (0.24)       (0.21)     (0.22)
--------------------------------------
   From Net Realized Gains                 --         --          --           --       (0.07)
-----------------------------------------------------------------------------------------------
   Total Distributions                   (0.37)     (0.27)      (0.24)       (0.21)     (0.29)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $27.68     $21.72      $27.33       $30.17     $34.05
===============================================================================================
   TOTAL RETURN(2)                       29.33%    (19.60)%     (8.63)%     (10.78)%    17.65%

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.94%      0.94%       0.93%        0.92%      0.93%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.55%      1.09%       0.82%        0.64%      0.83%
--------------------------------------
Portfolio Turnover Rate                     67%        67%         61%          64%        58%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $888,390   $690,924   $1,227,156   $1,127,877  $664,412
-----------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
24

EQUITY GROWTH FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended December 31
------------------------------------------------------------------------------------------
                                          2003      2002      2001       2000       1999
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.17    $19.23    $21.77     $26.23     $22.70
------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)               0.13      0.11      0.08       0.07       0.12
--------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                 4.41     (4.06)    (2.54)     (2.98)      3.98
------------------------------------------------------------------------------------------
   Total From Investment Operations       4.54     (3.95)    (2.46)     (2.91)      4.10
------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.12)    (0.11)    (0.08)     (0.08)     (0.14)
--------------------------------------
   From Net Realized Gains                 --        --        --       (1.47)     (0.43)
------------------------------------------------------------------------------------------
   Total Distributions                   (0.12)    (0.11)    (0.08)     (1.55)     (0.57)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $19.59    $15.17    $19.23     $21.77     $26.23
==========================================================================================
   TOTAL RETURN(2)                       30.05%   (20.60)%  (11.28)%   (11.16)%    18.28%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.94%     0.94%     0.93%      0.92%      0.93%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     0.75%     0.61%     0.39%      0.28%      0.52%
--------------------------------------
Portfolio Turnover Rate                     95%      100%       79%        79%        86%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $114,404   $99,615  $132,214   $206,381   $139,696
------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

-----
25

SMALL COMPANY FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------
                                           2003       2002       2001       2000(1)
------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------
Net Asset Value, Beginning of Period      $5.48      $5.74      $5.79       $6.32
------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Loss(2)                 (0.01)     (0.01)     (0.02)      (0.01)
---------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  2.92      (0.23)      0.22       (0.35)
------------------------------------------------------------------------------------
   Total From Investment Operations        2.91      (0.24)      0.20       (0.36)
------------------------------------------------------------------------------------
Distributions
---------------------------------------
   From Net Realized Gains                (0.09)     (0.02)     (0.25)      (0.17)
------------------------------------------------------------------------------------
Net Asset Value, End of Period            $8.30      $5.48      $5.74       $5.79
====================================================================================
   TOTAL RETURN(3)                        53.16%     (4.18)%     3.82%      (5.47)%

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.14%      1.15%      1.13%     1.12%(4)
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                     (0.16)%    (0.22)%    (0.43)%   (0.43)%(4)
---------------------------------------
Portfolio Turnover Rate                      120%       116%       165%       93%(5)
---------------------------------------
Net Assets, End of Period
(in thousands)                            $62,907    $3,104       $35         $35
------------------------------------------------------------------------------------

(1)  SEPTEMBER 7, 2000 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR  PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     DECEMBER 31, 2000.

------
26

INCOME & GROWTH FUND
C Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------
                                                2003        2002      2001(1)
------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value, Beginning of Period          $21.68      $27.31     $28.84
------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income(2)                     0.19        0.10       0.03
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      5.98       (5.64)     (1.44)
------------------------------------------------------------------------------
   Total From Investment Operations             6.17       (5.54)     (1.41)
------------------------------------------------------------------------------
Distributions
--------------------------------------------
   From Net Investment Income                  (0.18)      (0.09)     (0.12)
------------------------------------------------------------------------------
Net Asset Value, End of Period                $27.67      $21.68     $27.31
==============================================================================
   TOTAL RETURN(3)                             28.56%     (20.29)%    (4.91)%

------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.69%       1.69%    1.68%(4)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           0.80%       0.34%    0.20%(4)
--------------------------------------------
Portfolio Turnover Rate                           67%         67%      61%(5)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                 $2,330      $1,710      $437
------------------------------------------------------------------------------

(1)  JUNE 28, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     DECEMBER 31, 2001.

------
27

EQUITY GROWTH FUND
C Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                 2003      2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value, Beginning of Period           $15.14    $19.23        $20.26
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
    Net Investment Loss(2)                      (0.01)    (0.02)        (0.04)
---------------------------------------------
    Net Realized and Unrealized Gain (Loss)      4.43     (4.07)        (0.99)
--------------------------------------------------------------------------------
    Total From Investment Operations             4.42     (4.09)        (1.03)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
    From Net Investment Income                  (0.01)       --            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $19.55    $15.14        $19.23
================================================================================
    TOTAL RETURN(3)                             29.20%   (21.23)%       (5.13)%
================================================================================

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.69%     1.69%       1.68%(4)
---------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                            0.00%    (0.14)%     (0.44)%(4)
---------------------------------------------
Portfolio Turnover Rate                            95%       100%         79%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)        $1,076     $268          $139
--------------------------------------------------------------------------------

(1)  JULY 18, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     DECEMBER 31, 2001.

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE           FUND CODE      TICKER     NEWSPAPER LISTING
---------------------------------------------------------------------------
Income & Growth Fund
     Advisor Class       881            AMADX      IncGro
---------------------------------------------------------------------------
     C Class             481            ACGCX      IncGro
---------------------------------------------------------------------------
Equity Growth Fund
     Advisor Class       882            BEQAX      EqGro
---------------------------------------------------------------------------
     C Class             482            AEYCX      EqGro
---------------------------------------------------------------------------
Small Company Fund
     Advisor Class       885            ASQAX      Small Co
---------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0405
SH-PRS-37528

Your
American Century Investments
prospectus

R CLASS

Income & Growth Fund
Small Company Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with providing a prospectus that's easy-to-read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian H. Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth. For Income & Growth, income is  a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Income &  Growth, the fund managers select primarily from the 1,500 largest publicly traded U.S.  companies.  For Small Company,  the
fund  managers  select   primarily  from  the  equity   securities  of  smaller-
capitalization  U.S. companies.  The managers use quantitative,  computer-driven models to  construct  the  portfolio  of stocks for each fund.  A more  detailed description of the funds' investment strategies begins on page 7.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally  affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with the funds' short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment in Small Company
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

INCOME & GROWTH FUND  SMALL COMPANY FUND

When the R Class of the funds have investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the R Class of the funds, including a comparison of these returns to a benchmark index

If the R Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the R Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' R class of shares will differ from those shown in the charts, depending on the expenses of that class.

INCOME & GROWTH FUND -- INVESTOR CLASS

[data from bar chart]

2003                 29.62%
2002                -19.37%
2001                 -8.37%
2000                -10.54%
1999                 17.96%
1998                 27.67%
1997                 34.52%
1996                 24.15%
1995                 36.88%
1994                 -0.55%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Income & Growth                22.18% (4Q 1998)           -17.05% (3Q 2002)
--------------------------------------------------------------------------------

------
3

SMALL COMPANY FUND -- INVESTOR CLASS

[data from bar chart]

2003               53.57%
2002               -4.00%
2001               3.99%
2000               8.90%
1999               9.76%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                    LOWEST
--------------------------------------------------------------------------------
Small Company                  22.31% (2Q 2003)           -15.45% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. Because the funds' R
Class shares did not have a full calendar year's worth of performance, returns for the R Class shares are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
4

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
------------------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                                     29.62%    0.21%     11.35%      13.06%
Return After Taxes on Distributions                     29.29%   -0.21%      9.67%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               19.63%   -0.05%      9.01%      N/A
S&P 500 Index                                           28.68%   -0.57%     11.07%      12.08%(2)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                                     53.57%   12.88%      N/A        11.91%
Return After Taxes on Distributions                     53.15%   12.33%      N/A        11.41%
Return After Taxes on Distributions
  and Sale of Fund Shares                               35.00%   10.98%      N/A        10.16%
S&P SmallCap 600 Index                                  38.79%    9.67%      N/A         9.03%
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE INCOME & GROWTH, DECEMBER
     17, 1990; AND SMALL COMPANY, JULY 31, 1998. ONLY A FUND WITH PERFORMANCE
     FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR THE LIFE OF THE FUND.

(2)  SINCE DECEMBER 20, 1990, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                  MANAGEMENT   DISTRIBUTION AND         OTHER      TOTAL ANNUAL FUND
                  FEE(1)       SERVICE (12B-1) FEES(2)  EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------
Income & Growth
    R Class       0.68%        0.50%                    0.01%(3)   1.19%
-------------------------------------------------------------------------------------
Small Company
    R Class       0.88%        0.50%                    0.01%(3)   1.39%
-------------------------------------------------------------------------------------

(1)  THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT
     FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND
     ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 20.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Income & Growth
    R Class          $121       $376         $652        $1,435
-----------------------------------------------------------------------------
Small Company
    R Class          $141       $438         $757        $1,658
-----------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

INCOME & GROWTH FUND
SMALL COMPANY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Small Company seeks capital appreciation by investing primarily in common stocks of small companies.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income
& Growth, and primarily smaller companies for Small Company, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
7

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*    When  building  Income &  Growth's  portfolio,  the fund  managers also attempt to create a dividend  yield for the fund that will be greater  than that of the S&P 500.

*    Under normal market conditions,  at least 80% of Small Company's  portfolio will consist of stocks of companies  that, at the time of investment,  have market  capitalization  not greater than that of the largest company in the
     S&P  SmallCap 600 Index. If the companies in which the fund invests are
     successful,   these  companies  may  grow  into  medium-  and  larger-sized
     companies.   In  addition,   if  the  fund  managers   determine  that  the
     availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest up to 20% of the fund's assets in medium-and larger-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Each fund's performance will be closely tied to the performance of its benchmark. If a fund's benchmark goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income &  Growth,  if the stocks that make up its benchmark do not have a high dividend yield,  then Income &
Growth's dividend yield will not be high.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the funds and/or the stocks contained in the funds' respective benchmarks, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

------
8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the R Class of the fund, the advisor received a unified management fee based on a percentage of the average net assets of the R
Class of shares. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account each fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The R Class of the funds had no assets as of the date of this prospectus.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2003                       R CLASS(1)
--------------------------------------------------------------------------------
Income & Growth                                           0.68%
--------------------------------------------------------------------------------
Small Company                                             0.88%
--------------------------------------------------------------------------------

(1)  ANNUALIZED.

------
9

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the
University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in August 1990 and also has managed the quantitative equity research effort. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

VIVIENNE HSU

Ms. Hsu, Vice President and Portfolio Manager, has been a member of the team since July 1997 and was promoted to Portfolio Manager in February 2002. She joined American Century as a quantitative analyst and became a senior analyst in
2000. She has a bachelor's degree in applied mathematics from University of
California - Berkeley and an MBA from the Haas School of Business, University of
California - Berkeley. She is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.

WILHELMINE VON TURK

Ms. von Turk, Vice President and Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior
Research Analyst and was promoted to Portfolio Manager in February 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the
University of California - Berkeley. She is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team since February
2001. He joined American Century in February 1997 as a Credit Analyst and was
promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

------
10

ZILI ZHANG

Mr. Zhang, Vice President and Portfolio Manager/Director of Quantitative
Research, has been a member of the team since joining American Century in
January 1997 as a research analyst and was promoted to Portfolio Manager in
2002. He manages the quantitative research team. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D in
theoretical physics from the University of Texas at Austin.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR R CLASS SHARES

The R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

The financial intermediary through which you may purchase, redeem and exchange fund shares may charge a transaction-based or other fee for their services.
Those charges are retained by the intermediary and are not shared with American
Century or the fund.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
12

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
13

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

------
14

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
16

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all their income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
17

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%   TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS   ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income    Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                 15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
18

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
19

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Income & Growth -- Investor Class, Institutional Class, Advisor Class, C
   Class, R Class

*  Small Company -- Investor Class, Institutional Class, Advisor Class, R Class

The shares offered by this Prospectus are R Class shares. R Class shares are offered primarily through employer-sponsored retirement plans and through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this Prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

*  1-800-378-9878 for Advisor Class and C Class shares

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' R Class shares have a 12b-1 Plan. Under the R Class
Plan, each fund's R Class pays the distributor an annual fee of 0.50% of R Class average net assets for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make R Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, the R Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION and SHAREHOLDER
SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
21

INCOME & GROWTH FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $24.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Income(2)                                              0.08
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      3.03
--------------------------------------------------------------------------------
  Total From Investment Operations                                      3.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
  From Net Investment Income                                           (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $27.70
================================================================================
  TOTAL RETURN(3)                                                      12.57%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.18%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.85%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                67%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $9
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     DECEMBER 31, 2003.

------
22

SMALL COMPANY FUND
R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------------
                                                                       2003(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $7.11
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                               (0.01)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      1.33
-------------------------------------------------------------------------------
  Total From Investment Operations                                      1.32
-------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
  From Net Realized Gains                                              (0.09)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $8.34
===============================================================================
  TOTAL RETURN(3)                                                      18.61%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.38%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.40)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                120%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $3
-------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     DECEMBER 31, 2003.

------
23

NOTES

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy. You may obtain a free copy of the
SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE     TICKER        NEWSPAPER LISTING
-------------------------------------------------------------------------------
Income & Growth Fund
     R Class                281           AICRX         IncGro
-------------------------------------------------------------------------------
Small Company Fund
     R Class                285           ASCRX         Small Co
-------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0405
SH-PRS-37586

Your
American Century Investments
prospectus

INVESTOR CLASS

Global Gold Fund
Utilities Fund

MAY 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Global Gold seeks to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Utilities seeks current income and long-term growth of capital and income. The fund invests in equity securities of companies engaged in the utilities industry.

A more detailed description of the funds' investment strategies begins on page
7.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds may invest in foreign securities, which are generally riskier than U.S. stocks.

*  CONCENTRATION RISK - Each fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

For Global Gold, additional risks include

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

          [GRAPHIC OF TRIANGLE]

          A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN
          A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with the funds' short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan
*  seeking current income from an investment in Utilities

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from an investment in Global Gold
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [graphic of triangle]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

GLOBAL GOLD FUND
UTILITIES FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for the last 10 calendar years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

GLOBAL GOLD FUND - INVESTOR CLASS

[data from bar chart]

2003                46.70%
2002                73.00%
2001                34.09%
2000               -23.95%
1999                -3.18%
1998               -12.18%
1997               -41.74%
1996                -2.76%
1995                 9.25%
1994               -16.75%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Global Gold                  40.19% (1Q 2002)             -31.35% (4Q 1997)
--------------------------------------------------------------------------------

------
3

UTILITIES FUND - INVESTOR CLASS

[data from bar chart]

2003                23.96%
2002               -27.44%
2001               -20.97%
2000                 3.97%
1999                11.46%
1998                27.43%
1997                35.82%
1996                 4.82%
1995                35.70%
1994               -10.03%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Utilities                    18.04% (4Q 1997)             -16.42% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
4

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                                      46.70%    20.17%    1.31%      3.01%
Return After Taxes on Distributions                      46.10%    19.77%    0.78%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                               30.57%    17.62%    0.77%       N/A
MSCI World Stock Index                                   33.11%    -0.77%    7.14%      7.59%(2)
   (reflects no deduction for fees, expenses or taxes)
Fund Benchmark(3)                                        46.65%    20.19%    1.41%      3.63%(2)
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Utilities
Return Before Taxes                                      23.96%    -3.80%    6.20%       6.33%
Return After Taxes on Distributions                      23.45%    -5.35%    4.10%        N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                               16.16%    -3.82%    4.31%        N/A
S&P 500 Index                                            28.68%    -0.57%   11.07%      10.93%(4)
   (reflects no deduction for fees, expenses or taxes)
Fund Benchmark(5)                                        25.38%    -4.13%    6.71%       6.76%(4)
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE GLOBAL GOLD, AUGUST 17,
     1988; AND UTILITIES, MARCH 1, 1993. ONLY A FUND WITH PERFORMANCE FOR LESS
     THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR THE LIFE OF THE CLASS.

(2)  SINCE AUGUST 31, 1988, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE 7.

(4)  SINCE FEBRUARY 28, 1993, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE 9.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     REDEMPTION/EXCHANGE FEE
FUND                                 (AS A PERCENTAGE OF AMOUNT REDEEMED/EXCHANGED)
-----------------------------------------------------------------------------------
Global Gold
   Shares held less than 60 days     1.00%
-----------------------------------------------------------------------------------
   Shares held 60 days or more       None
-----------------------------------------------------------------------------------
All Funds
   Maximum Account Maintenance Fee   $25(1)
-----------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with
     American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
Global Gold
    Investor Class    0.69%        None                   0.00%        0.69%
-----------------------------------------------------------------------------------------
Utilities
    Investor Class    0.69%        None                   0.00%        0.69%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
     RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE
     FUNDS' MANAGEMENT FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Global Gold
    Investor Class        $70          $220          $383          $856
--------------------------------------------------------------------------------
Utilities
    Investor Class        $70          $220          $383          $856
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GOLD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Global Gold seeks to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a computer model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described below. The managers then combine the expected return outlook for the holdings with the risk management model to construct a portfolio of stocks that they believe will provide the optimal balance between the risk and return measures.

The managers use a proprietary benchmark that the fund advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets. The managers also may invest in companies engaged in mining, processing, exploring for or otherwise dealing with other precious metals.

Global Gold will concentrate its investments in securities of Gold Companies.
Under  normal circumstances, at least 80% of the fund's assets will be invested in such companies. When the managers believe it is prudent, the fund may invest in securities other than stocks, such as notes, bonds, debentures, commercial paper, convertible debt securities, equity equivalents, sponsored or unsponsored
American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and nonleveraged futures contracts. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.

------
7

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe gold investments hedge against inflation, currency devaluations and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

*  FOREIGN RISK. The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the fund is subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events
   (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  EMERGING MARKETS RISK. Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries'
   emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

------
8

UTILITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Utilities seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Utilities invests in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative and qualitative management techniques, as well as risk controls, to construct the portfolio. The quantitative process involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price-to-earnings and price-to-book ratios. A stock's ranking may be modified after managers examine qualitative factors such as regulatory environment, industry conditions and company specific events.

Finally, the managers use a computer model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described below. The managers then combine the expected return outlook for the holdings with the risk management model to construct a portfolio that they believe will provide the appropriate balance between risk and return.

Under normal market conditions, Utilities invests at least 80% of its total assets in stocks of companies engaged in the utilities industry. The managers consider a company to be engaged in the utilities industry if

*  the company's securities are listed in at least one index that is made up exclusively of companies engaged in one or more of the following industries:
   electricity, natural gas, telecommunications services, cable television, water or sanitary services; or

*  the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitary services.

When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term investments, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

--------
9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings.
This trend may continue for some time and increased share price volatility may result.

Although the fund managers generally invest the fund's assets in U.S. stocks,
Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

------
10

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on the average net assets of the Investor Class shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account each fund's strategy and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003               INVESTOR CLASS
--------------------------------------------------------------------------------
Global Gold                                               0.69%
--------------------------------------------------------------------------------
Utilities                                                 0.69%
--------------------------------------------------------------------------------

------
11

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, supervises the portfolio management team that manages the funds. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has served on the management team for Global Gold since May 1992 and Utilities since December
1998. He joined American Century in 1989. He has a degree from the University of
Illinois. He is a CFA charterholder.

JOSEPH B. STERLING

Mr. Sterling, Vice President and Portfolio Manager, joined the Utilities team in
May 1997 and the Global Gold team in June 1997. Prior positions held by Mr.
Sterling since joining American Century in 1989 include those of Associate
Portfolio Manager and Research Analyst. He has a degree from the University of
California - Berkeley.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
12

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
13

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

*  Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
*  The fund name
*  Your American Century account number, if known*
*  Your name
*  The contribution year (for IRAs only)
* FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
14

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                         4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     10350 Park Meadows Drive
Mountain View, California                Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday        8:30 a.m. to 5:30 p.m., Monday - Friday

------
15

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

          [GRAPHIC OF TRIANGLE]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
          SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS. IF YOU
          HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR
          AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO
          THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES

REDEMPTIONS

If you sell your Global Gold shares within 60 days of purchase, you will pay a redemption fee of 1.00%. Therefore, if you redeem shares within 60 days, you will receive 99% of their value at redemption. The remaining 1% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their

------
16

signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that Global Gold shares redeemed in this manner may be subject to a 1.00% redemption fee if held less than 60 days. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
17

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
18

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
20

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Global Gold pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
21

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS    ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary income     Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                  15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
22

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
23

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the funds: Investor Class and
Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the Advisor Class of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The Advisor Class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares, call us at
1-800-345-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

------
24

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
25

GLOBAL GOLD FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                        2003       2002       2001        2000      1999
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $9.14      $5.30      $4.00      $5.29      $5.52
------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
 Net Investment Income(1)               0.02       0.04       0.05       0.05       0.06
--------------------------------------
 Net Realized and
 Unrealized Gain (Loss)                 4.22       3.84       1.31      (1.31)     (0.24)
------------------------------------------------------------------------------------------
 Total From Investment Operations       4.24       3.88       1.36      (1.26)     (0.18)
------------------------------------------------------------------------------------------
Distributions
--------------------------------------
 From Net Investment Income            (0.21)     (0.04)     (0.06)     (0.03)     (0.05)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $13.17      $9.14      $5.30      $4.00      $5.29
==========================================================================================
 TOTAL RETURN(2)                       46.70%     73.00%     34.09%    (23.95)%    (3.18)%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.69%      0.69%      0.68%      0.67%      0.68%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.22%      0.57%      0.99%      1.19%      1.04%
--------------------------------------
Portfolio Turnover Rate                   22%        31%        14%        17%        53%
--------------------------------------
Net Assets, End of Period
(in thousands)                        $736,363   $421,534   $192,973   $141,555   $201,790
------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION ON NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
26

UTILITIES FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                         2003       2002       2001       2000      1999
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $8.31     $11.81     $15.26     $16.46    $15.96
------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)               0.25       0.26       0.25       0.96      0.33
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.71      (3.49)     (3.43)     (0.35)     1.45
------------------------------------------------------------------------------------------
  Total From Investment Operations       1.96      (3.23)     (3.18)      0.61      1.78
------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            (0.25)     (0.27)     (0.25)     (0.98)    (0.35)
-------------------------------------
  From Net Realized Gains                  --         --      (0.02)     (0.83)    (0.93)
------------------------------------------------------------------------------------------
  Total Distributions                   (0.25)     (0.27)     (0.27)     (1.81)    (1.28)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.02      $8.31     $11.81     $15.26    $16.46
==========================================================================================
  TOTAL RETURN(2)                       23.96%    (27.44)%   (20.97)%     3.97%    11.46%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.69%      0.69%      0.68%      0.67%     0.68%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.85%      2.79%      1.81%      5.88%     2.02%
-------------------------------------
Portfolio Turnover Rate                    34%        26%        10%        32%       50%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $143,403   $119,327   $199,988   $295,823  $319,092
------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
27

NOTES

------
28

NOTES

------
29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE     TICKER      NEWSPAPER LISTING
---------------------------------------------------------------------
Global Gold
     Investor Class     980           BGEIX       GlGold
---------------------------------------------------------------------
Utilities
     Investor Class     983           BULIX       Util
---------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

0405
SH-PRS-37529

Your
American Century Investments
prospectus

ADVISOR CLASS

Global Gold Fund
Utilities Fund

MAY 1, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian H. Jeter

Brian H. Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Global Gold seeks to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Utilities seeks current income and long-term growth of capital and income. The fund invests in equity securities of companies engaged in the utilities industry.

A more detailed description of the funds' investment strategies begins on page
6.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds may invest in foreign securities, which are generally riskier than U.S. stocks.

*  CONCENTRATION RISK - Each fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

For Global Gold, additional risks include

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

          [GRAPHIC OF TRIANGLE]

          A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN
          A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with the funds' short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan
*  seeking current income from an investment in Utilities

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from an investment in Global Gold
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

GLOBAL GOLD FUND
UTILITIES FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year.

GLOBAL GOLD FUND -- ADVISOR CLASS

[data from bar chart]

2003                    46.37%
2002                    72.61%
2001                    33.75%
2000                   -24.05%
1999                    -3.30%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Global Gold           40.00% (1Q 2002)                    -18.44% (4Q 1999)
--------------------------------------------------------------------------------

UTILITIES FUND -- ADVISOR CLASS

[data from bar chart]

2003                   23.68%
2002                  -27.65%
2001                  -21.24%
2000                    3.71%
1999                   11.20%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Utilities             17.72% (2Q 2003)                    -16.39% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance,

------
3

adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is
further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003             1 YEAR    5 YEARS   LIFE OF CLASS(1)
----------------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                                       46.37%    19.94%    11.87%
Return After Taxes on Distributions                       45.87%    19.63%    11.58%
Return After Taxes on Distributions
   and Sale of Fund Shares                                30.33%    17.48%    10.22%
MSCI World Stock Index                                    33.11%    -0.77%     0.63%(2)
   (reflects no deduction for fees, expenses or taxes)
Fund Benchmark(3)                                         46.65%    20.19%    11.93%(2)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Utilities
Return Before Taxes                                       23.68%    -4.06%    -0.69%
Return After Taxes on Distributions                       23.21%    -5.52%    -2.56%
Return After Taxes on Distributions
   and Sale of Fund Shares                                15.92%    -3.98%    -1.33%
S&P 500 Index                                             28.68%    -0.57%     1.09%(4)
   (reflects no deduction for fees, expenses or taxes)
Fund Benchmark(5)                                         25.38%    -4.13%    -0.59%(4)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE GLOBAL GOLD, MAY 6, 1998;
     AND UTILITIES, JUNE 25, 1998.

(2)  SINCE APRIL 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE 6.

(4)  SINCE JUNE 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  THE FUND'S PROPRIETARY BENCHMARK IS DESCRIBED ON PAGE 8.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      REDEMPTION/EXCHANGE FEE
FUND                                  (AS A PERCENTAGE OF AMOUNT REDEEMED/EXCHANGED)
------------------------------------------------------------------------------------
Global Gold
   Shares held less than 60 days      1.00%
------------------------------------------------------------------------------------
   Shares held 60 days or more        None
------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT   DISTRIBUTION AND             OTHER         TOTAL ANNUAL FUND
                    FEE(1)       SERVICE (12B-1) FEES(2)(3)   EXPENSES(4)   OPERATING EXPENSES
----------------------------------------------------------------------------------------------
Global Gold
    Advisor Class   0.44%        0.50%                        0.00%         0.94%
----------------------------------------------------------------------------------------------
Utilities
    Advisor Class   0.44%        0.50%                        0.00%         0.94%
----------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUNDS' MOST
     RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE
     FUNDS' MANAGEMENT FEE RATES GENERALLY DECREASE AS FUND ASSETS INCREASE AND
     INCREASE AS FUND ASSETS DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE ADVISOR CLASS
     SHARES THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER
     FINANCIAL INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE THEM
     FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE
     BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION IS USED TO
     COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 20.

(3)  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
     PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
     ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
     UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE
     INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 YEAR     3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------
Global Gold
    Advisor Class    $96        $299         $519        $1,150
----------------------------------------------------------------------------
Utilities
    Advisor Class    $96        $299         $519        $1,150
----------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GOLD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Global Gold seeks to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a computer model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described below. The managers then combine the expected return outlook for the holdings with the risk management model to construct a portfolio of stocks that they believe will provide the optimal balance between the risk and return measures.

The managers use a proprietary benchmark that the fund advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets. The managers also may invest in companies engaged in mining, processing, exploring for or otherwise dealing with other precious metals.

Global Gold will concentrate its investments in securities of Gold Companies.
Under normal circumstances, at least 80% of the fund's assets will be invested in such companies. When the managers believe it is prudent, the fund may invest in securities other than stocks, such as notes, bonds, debentures, commercial paper, convertible debt securities, equity equivalents, sponsored or unsponsored
American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and nonleveraged futures contracts. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.

------
6

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe gold investments hedge against inflation, currency devaluations and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

*  FOREIGN RISK. The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the fund is subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events
   (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  EMERGING MARKETS RISK. Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries'
   emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets. Securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or  principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

------
7

UTILITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Utilities seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Utilities invests in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative and qualitative management techniques, as well as risk controls, to construct the portfolio. The quantitative process involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price-to-earnings and price-to-book ratios. A stock's ranking may be modified after managers examine qualitative factors such as regulatory environment, industry conditions and company specific events.

Finally, the managers use a computer model to assess the risk characteristics of the fund's holdings relative to its benchmark, which is described below. The managers then combine the expected return outlook for the holdings with the risk management model to construct a portfolio that they believe will provide the appropriate balance between risk and return.

Under normal market conditions, Utilities invests at least 80% of its total assets in stocks of companies engaged in the utilities industry. The managers consider a company to be engaged in the utilities industry if

*  the company's securities are listed in at least one index that is made up exclusively of companies engaged in one or more of the following industries:
   electricity, natural gas, telecommunications services, cable television, water or sanitary services; or

*  the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitary services.

When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term investments, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

------
8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings.
This trend may continue for some time and increased share price volatility may result.

Although the fund managers generally invest the fund's assets in U.S. stocks,
Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

------
9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on the average net assets of the Advisor Class shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account each fund's strategy and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED DECEMBER 31, 2003                       ADVISOR CLASS
--------------------------------------------------------------------------------
Global Gold                                               0.44%
--------------------------------------------------------------------------------
Utilities                                                 0.44%
--------------------------------------------------------------------------------

------
10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer - Quantitative Equity, supervises the portfolio management team that manages the funds. He joined American Century in
1982 and also supervises other portfolio management teams. He has degrees from
Purdue University and an MBA in finance from the University of California -
Berkeley. He is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has served on the management team for Global Gold since May 1992 and Utilities since December
1998. He joined American Century in 1989. He has a degree from the University of
Illinois. He is a CFA charterholder.

JOSEPH B. STERLING

Mr. Sterling, Vice President and Portfolio Manager, joined the Utilities team in
May 1997 and the Global Gold team in June 1997. Prior positions held by Mr.
Sterling since joining American Century in 1989 include those of Associate
Portfolio Manager and Research Analyst. He has a degree from the University of
California - Berkeley.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all
other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
12

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
13

REDEMPTIONS

If you sell your Global Gold shares within 60 days of your purchase, you will pay a redemption fee of 1.00%. Therefore, if you redeem shares within 60 days, you will receive 99% of their value at redemption. The remaining 1% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

------
14

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that Global Gold shares redeemed in this manner may be subject to a 1.00% redemption fee if held less than 60 days. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
16

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Global Gold pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
17

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                     TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                 AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income      Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income        5%                   15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
18

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

-----
19

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the funds: Investor Class and
Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The Investor Class of shares has no up-front or deferred charges, commissions, or 12b-1 fees. It also has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the
Investor Class shares, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the
Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, the
Advisor Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN in the Statement of Additional
Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

------
21

GLOBAL GOLD FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
---------------------------------------------------------------------------------------
                                           2003      2002     2001      2000     1999
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $9.14     $5.30    $4.00     $5.29    $5.52
---------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
    Net Investment Income (Loss)(1)        --(2)     --(2)    0.03      0.03     0.03
---------------------------------------
    Net Realized and
    Unrealized Gain (Loss)                 4.23      3.85     1.32     (1.30)   (0.21)
---------------------------------------------------------------------------------------
    Total From Investment Operations       4.23      3.85     1.35     (1.27)   (0.18)
---------------------------------------------------------------------------------------
Distributions
---------------------------------------
    From Net Investment Income            (0.18)    (0.01)   (0.05)    (0.02)   (0.05)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period           $13.19     $9.14    $5.30     $4.00    $5.29
=======================================================================================
    TOTAL RETURN(3)                       46.37%    72.61%   33.75%   (24.05)%  (3.30)%

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.94%     0.94%    0.93%     0.92%    0.93%
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                     (0.02)%    0.32%    0.74%     0.94%    0.79%
---------------------------------------
Portfolio Turnover Rate                       22%      31%      14%       17%      53%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $3,205    $1,118     $64       $43      $21
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION ON NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
22

UTILITIES FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
---------------------------------------------------------------------------------------
                                          2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $8.30    $11.80    $15.26    $16.46    $15.96
---------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income(1)               0.23      0.24      0.21      0.95      0.27
--------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                 1.71     (3.49)    (3.43)    (0.38)     1.47
---------------------------------------------------------------------------------------
   Total From Investment Operations       1.94     (3.25)    (3.22)     0.57      1.74
---------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.23)    (0.25)    (0.22)    (0.94)    (0.31)
--------------------------------------
   From Net Realized Gains                  --        --     (0.02)    (0.83)    (0.93)
---------------------------------------------------------------------------------------
   Total Distributions                   (0.23)    (0.25)    (0.24)    (1.77)    (1.24)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.01     $8.30    $11.80    $15.26    $16.46
=======================================================================================
   TOTAL RETURN(2)                       23.68%   (27.65)%  (21.24)%    3.71%    11.20%

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.94%     0.94%     0.93%     0.92%     0.93%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     2.60%     2.54%     1.56%     5.63%     1.77%
--------------------------------------
Portfolio Turnover Rate                     34%       26%       10%       32%       50%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $1,222    $1,100    $2,956    $4,540    $5,388
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

------
23

NOTES

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE     TICKER     NEWSPAPER LISTING
---------------------------------------------------------------------------
Global Gold
     Advisor Class      880           ACGGX      GlGold
---------------------------------------------------------------------------
Utilities
     Advisor Class      883           ACUTX      Util
---------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0405
SH-PRS-37530

American Century
Investments
statement of
additional information

MAY 1, 2004

American Century Quantitative Equity Funds

Income & Growth Fund
Equity Growth Fund
Small Company Fund
Global Gold Fund
Utilities Fund

THIS STATEMENT OF ADDITIONAL INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES, DATED MAY 1, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS'
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF THE PROSPECTUSES, PLEASE CONTACT US AT
ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo]

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

1

THE FUNDS' HISTORY

American Century Quantitative Equity Funds, Inc. is a registered open-end management investment company organized as a Maryland corporation. It is the successor in interest to American Century Quantitative Equity Funds, originally organized as a California corporation named Benham Equities, Inc. on December
31, 1987. From August 18, 1988, to January 1, 1997, it was known as Benham
Equity Funds. Throughout the Statement of Additional Information, we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
Income & Growth
   Investor Class                    BIGRX                  12/17/1990
--------------------------------------------------------------------------------
   Advisor Class                     AMADX                  12/15/1997
--------------------------------------------------------------------------------
   Institutional Class               AMGIX                  01/28/1998
--------------------------------------------------------------------------------
   C Class                           ACGCX                  06/28/2001
--------------------------------------------------------------------------------
   R Class                           AICRX                  08/29/2003
--------------------------------------------------------------------------------
Equity Growth
   Investor Class                    BEQGX                  05/09/1991
--------------------------------------------------------------------------------
   Advisor Class                     BEQAX                  10/09/1997
--------------------------------------------------------------------------------
   Institutional Class               AMEIX                  01/02/1998
--------------------------------------------------------------------------------
   C Class                           AEYCX                  07/18/2001
--------------------------------------------------------------------------------
Small Company
   Investor Class                    ASQIX                  07/31/1998
--------------------------------------------------------------------------------
   Advisor Class                     ASQAX                  09/07/2000
--------------------------------------------------------------------------------
   Institutional Class               ASCQX                  10/01/1999
--------------------------------------------------------------------------------
   R Class                           ASCRX                  08/29/2003
--------------------------------------------------------------------------------
Global Gold
   Investor Class                    BGEIX                  08/17/1988
--------------------------------------------------------------------------------
   Advisor Class                     ACGGX                  05/06/1998
--------------------------------------------------------------------------------
Utilities
   Investor Class                    BULIX                  03/01/1993
--------------------------------------------------------------------------------
   Advisor Class                     ACUTX                  06/25/1998
--------------------------------------------------------------------------------

2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, except Global Gold, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Global Gold is classified as nondiversified. Nondiversified status gives a fund more flexibility to hold large positions in a small number of securities. If so, a price change in any one of these securities may have a greater impact on a fund's share price than would be the case in a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

INCOME & GROWTH, EQUITY GROWTH AND SMALL COMPANY

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity-equivalent securities.
However, subject to the specific limitations applicable to a fund, the funds'
management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under
INVESTMENT STRATEGIES AND RISKS, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 11,
SHORT-TERM SECURITIES, page 13 and FUTURES AND OPTIONS, page 14.

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GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the fund managers may make is in gold itself, as described below.

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins.
There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the
United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the fund managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this Statement of Additional Information, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic

4

conditions affecting South Africa may have a direct impact on its sales of gold.
Under South African law, the only authorized sales agent for gold produced in
South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The
South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets)
than would be the case with investments in the securities of larger U.S.
companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its fund managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

ENVIRONMENTAL RISKS. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

5

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY AND COMPETITIVE RISKS. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS. Utility companies usually finance capital expenditures
(e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest an unlimited amount of its assets in the securities of issuers in developed foreign countries, including foreign governments, when these securities meet its standards of selection. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about

6

foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Investing in Emerging Market Countries

Global Gold and Utilities may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
In addition, as used in this Statement of Additional Information, "securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii)
securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

7

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described under the section titled FOREIGN SECURITIES, page 6.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 11.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so; or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

8

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative security in which a fund might invest.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally

9

offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Debt Securities

Each of the funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

10

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

11

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

12

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

13

Under the Investment Company Act, a fund's investment in other investment companies, (including money market funds) currently is limited to:

* 3% of the total voting stock of any one investment company;
* 5% of the fund's total assets with respect to any one investment company; and
* 10% of a fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

* 3% of the total voting stock of any one investment company;
* 5% of the fund's total assets with respect to any one investment company; and
* 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position); or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position); or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions

14

are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

15

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

16

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. Government Securities

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association, are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT         POLICY
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   Income & Growth, Equity Growth and Small Company may not
                concentrate (invest 25% or more of the fund's total assets at the time of purchase) their investments in securities of issuers in a particular industry (other than securities issued or
                guaranteed by the U.S. government or any of its agencies or instrumentalities). The other funds may not deviate from their policies of concentrating investments in securities of issuers as follows: engaged in mining, fabricating, processing or
                dealing in gold or other precious metals, such as silver,
                platinum and palladium [Global Gold only]; or engaged in the utilities industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     For all funds except Global Gold: A fund may not purchase or sell physical commodities unless acquired as a result of
                ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or
                selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

                For Global Gold only: The fund may not purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the fund's aggregate investment in such
                commodities to exceed 10% of the fund's net assets.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration:

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

18

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT      POLICY
--------------------------------------------------------------------------------
Leveraging   A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity    A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales  A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin       A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of
             transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights tables in that fund's Prospectus.

Income & Growth, Equity Growth, Utilities and Small Company

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the portfolio turnover rate for
Equity Growth is not expected to exceed 150%, Small Company is not expected to exceed 175%, and the portfolio turnover rate for Income & Growth and Utilities is not expected to exceed 100%.

Global Gold

The managers will sell securities without regard to the length of time the security has been held. Accordingly, the portfolio turnover for Global Gold may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the managers may sell a given security, regardless of the length of time it has

19

been held in the portfolio, and regardless of gain or loss realized on the sale.
The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the fund may decrease or eliminate entirely its equity positions and increase its cash position. And when a general rise in price levels is anticipated, the fund may increase its equity positions and decrease its cash position. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to the fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low; and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75; the remaining independent directors may waive this requirement on a case-by-case basis. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds'
investment adviser, American Century Investment Management, Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS and ACSC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

20

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                              IN FUND
                                     LENGTH                                   COMPLEX    OTHER
                         POSITION(S) OF TIME                                  OVERSEEN   DIRECTORSHIPS
                         HELD WITH   SERVED    PRINCIPAL OCCUPATION(S)        BY         HELD BY
NAME, ADDRESS (AGE)      FUND        (YEARS)   DURING PAST 5 YEARS            DIRECTOR   DIRECTOR
----------------------------------------------------------------------------------------------------------
Interested Directors
----------------------------------------------------------------------------------------------------------
William M. Lyons         Director,   6         Chief Executive Officer, ACC   35         None
4500 Main Street         Chairman              and other ACC subsidiaries
Kansas City, MO 64111    of the                (September 2000 to present)
(48)                     Board                 President, ACC
                                               (June 1997 to present)
                                               President, ACIM
                                               (September 2002 to present)
                                               President, ACIS
                                               (July 2003 to present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to September 2000)
                                               Also serves as: Executive
                                               Vice President, ACSC and other
                                               ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Independent Directors
----------------------------------------------------------------------------------------------------------
Albert Eisenstat         Director    8         Retired, General Partner,      35         Independent
1665 Charleston Road                           DISCOVERY VENTURES                        Director,
Mountain View, CA 94043                        (Venture capital firm,                    SUNGARD
(73)                                           1996 to 1998)                             DATA SYSTEMS
                                                                                         (1991 to present)
                                                                                         Independent
                                                                                         Director,
                                                                                         BUSINESS
                                                                                         OBJECTS S/A
                                                                                         (1994 to present)
----------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Director    8         Charles J. Meyers Professor    35         None
1665 Charleston Road                           of Law and Business,
Mountain View, CA 94043                        STANFORD LAW SCHOOL
(57)                                           (1979 to present)
                                               Mark and Eva Stern
                                               Professor of Law and
                                               Business, COLUMBIA
                                               UNIVERSITY SCHOOL OF LAW
                                               (1992 to present)
                                               COUNSEL, MARRON, REID &
                                               SHEEHY (a San Francisco
                                               law firm, 1984 to present)
----------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Director    2         President and Managing         35         Director,
1665 Charleston Road                           Director, LAUREL MANAGEMENT               PRINCETON
Mountain View, CA 94043                        COMPANY, L.L.C                            UNIVERSITY
(46)                                           (1989 to present)                         INVESTMENT
                                                                                         COMPANY
                                                                                         and STANFORD
                                                                                         MANAGEMENT
                                                                                         COMPANY
----------------------------------------------------------------------------------------------------------
Myron S. Scholes         Director    23        Partner, OAK HILL CAPITAL      35         Director,
1665 Charleston Road                           MANAGEMENT, (1999-present)                DIMENSIONAL
Mountain View, CA 94043                        Principal, LONG-TERM                      FUND ADVISORS
(62)                                           CAPITAL MANAGEMENT                        (investment
                                               (investment advisor,                      advisor,
                                               1993 to January 1999)                     1982 to present)
                                               Frank E. Buck Professor                   Director,
                                               of Finance, STANFORD                      SMITH BREEDEN
                                               GRADUATE SCHOOL OF BUSINESS               FAMILY OF FUNDS
                                               (1981 to present)                         (1992 to present)
----------------------------------------------------------------------------------------------------------

21

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                      LENGTH                                      COMPLEX     OTHER
                         POSITION(S)  OF TIME                                     OVERSEEN    DIRECTORSHIPS
                         HELD WITH    SERVED     PRINCIPAL OCCUPATION(S)          BY          HELD BY
NAME, ADDRESS (AGE)      FUND         (YEARS)    DURING PAST 5 YEARS              DIRECTOR    DIRECTOR
---------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Director     32         Ralph M. Parsons Professor       35          None
1665 Charleston Road                             of Law and Business,
Mountain View, CA 94043                          STANFORD LAW SCHOOL
(75)                                             (1972 to present)
---------------------------------------------------------------------------------------------------------------
John B. Shoven           Director     2          Professor of Economics,          35          Director, CADENCE
1665 Charleston Road                             STANFORD UNIVERSITY                          DESIGN SYSTEMS
Mountain View, CA 94043                          (1977 to present)                            (1992 to present)
(56)                                                                                          Director, Watson
                                                                                              WYATT WORLDWIDE
                                                                                              (2002 to present)
                                                                                              Director,
                                                                                              PALMSOURCE INC.
                                                                                              (2002 to present)
---------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Director     19         Retired, Director and Partner,   35          Director, INDUS
1665 Charleston Road                             WINDY HILL PRODUCTIONS, LP                   INTERNATIONAL
Mountain View, CA 94043                          (educational software,                       (software
(59)                                             1994 to 1998)                                solutions,
                                                                                              January 1999
                                                                                              to present)
                                                                                              Director, QUINTUS
                                                                                              CORPORATION
                                                                                              (automation
                                                                                              solutions,
                                                                                              1995 to present)
---------------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------------
William M. Lyons         President    3          See entry above under            35          See entry
4500 Main Street                                 "Interested Directors."                      above under
Kansas City, MO 64111                                                                         "Interested
(48)                                                                                          Directors."
---------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive    3          Chief Administrative Officer,    Not         Not
4500 Main St.            Vice                    ACC (August 1997 to present)     applicable  applicable
Kansas City, MO 64111    President               Chief Financial Officer, ACC
(58)                                             (May 1995 to October 2002)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President, ACC
                                                 (May 1995 to present)
                                                 Also serves as: Executive Vice
                                                 President and Chief
                                                 Financial Officer,
                                                 ACIM, ACIS and other ACC
                                                 subsidiaries and
                                                 Treasurer, ACIM
---------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice  3          Senior Vice President and        Not         Not
4500 Main St.            President,              Assistant Treasurer, ACSC        applicable  applicable
Kansas City, MO 64111    Treasurer
(48)                     and Chief
                         Accounting
                         Officer
---------------------------------------------------------------------------------------------------------------

22

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                        LENGTH                                    COMPLEX      OTHER
                         POSITION(S)    OF TIME                                   OVERSEEN     DIRECTORSHIPS
                         HELD WITH      SERVED   PRINCIPAL OCCUPATION(S)          BY           HELD BY
NAME, ADDRESS (AGE)      FUND           (YEARS)  DURING PAST 5 YEARS              DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice    5        Senior Vice President,           Not          Not
4500 Main St.            President               ACIM, ACIS, ACSC                 applicable   applicable
Kansas City, MO 64111    and                     and other ACC subsidiaries
(45)                     General                 (June 1998 to present)
                         Counsel                 General Counsel, ACC,
                                                 ACIM, ACIS, ACSC and
                                                 other ACC subsidiaries
                                                 (June 1998 to present)
------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller,    7        Vice President, ACSC             Not          Not
4500 Main St.            Vice                    (February 2000 to present)       applicable   applicable
Kansas City, MO 64111    President(1)            Controller-Fund Accounting,
(40)                                             ACSC
------------------------------------------------------------------------------------------------------------
Robert Leach             Controller     6        Vice President, ACSC             Not          Not
4500 Main St.                                    (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(37)                                             ACSC
------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer    6        Vice President, Corporate Tax,   Not          Not
4500 Main Street                                 ACSC (April 1998 to present)     applicable   applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS
(36)                                             and other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 VENTURES, INC.
                                                 (December 1999 to January 2001)
------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR THE OTHER SEVEN INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

23

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs [equity funds only];

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

24

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                                 MEETINGS HELD
                                                                                                 DURING LAST
COMMITTEE    MEMBERS             FUNCTION                                                        FISCAL YEAR
--------------------------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott    The Audit Committee recommends the engagement of the            5
             Albert Eisenstat    funds' independent auditors and oversees its activities.
             Jeanne D. Wohlers   The committee receives reports from the advisor's Internal
                                 Audit Department, which is accountable to the committee.
                                 The committee also receives reporting about compliance
                                 matters affecting the funds.
--------------------------------------------------------------------------------------------------------------
Nominating   Kenneth E. Scott    The Nominating Committee primarily considers and                5
             Ronald J. Gilson    recommends individuals for nomination as directors. The
             Albert Eisenstat    names of potential director candidates are drawn from a
             Myron S. Scholes    number of sources, including recommendations from members
             Jeanne D. Wohlers   of the board, management and shareholders. This committee
                                 also reviews and makes recommendations to the board with
                                 respect to the composition of board committees and other
                                 board-related matters, including its organization, size,
                                 composition, responsibilities, functions and compensation.
                                 The Nominating Committee does not currently have a policy
                                 regarding whether it will consider nominees recommended by shareholders.
--------------------------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes    The Portfolio Committee reviews quarterly the investment        5
             Kathryn A. Hall     activities and strategies used to manage fund assets. The
             William M. Lyons    committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                 the funds' investments.
--------------------------------------------------------------------------------------------------------------
Quality      Ronald J. Gilson    The Quality of Service Committee reviews the level and quality  5
of           John B. Shoven      of transfer agent and administrative services provided to the
Service      William M. Lyons    funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                 seeks to improve such services where feasible and appropriate.
--------------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors or trustees for eight American Century investment companies. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

25

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                       TOTAL COMPENSATION    TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR       FROM THE FUNDS(1)     AMERICAN CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat       $15,209               $78,500
--------------------------------------------------------------------------------
Ronald J. Gilson       $16,436               $83,500
--------------------------------------------------------------------------------
Kathryn A. Hall        $14,615               $77,000
--------------------------------------------------------------------------------
Myron S. Scholes       $14,298               $76,000
--------------------------------------------------------------------------------
Kenneth E. Scott       $16,803               $84,250
--------------------------------------------------------------------------------
John B. Shoven         $14,982               $77,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers      $14,982               $77,750
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     EISENSTAT, $78,500; MR. GILSON, $83,500; MR. SCHOLES, $38,000; MR. SCOTT,
     $84,250; MS. HALL, $38,500; AND MR. SHOVEN, $77,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2003.

26

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                    NAME OF DIRECTORS
---------------------------------------------------------------------------------------------------
                                                  WILLIAM M.       ALBERT    RONALD J.   KATHRYN A.
                                                    LYONS        EISENSTAT     GILSON       HALL
---------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Equity Growth                                       C              A           E           A
---------------------------------------------------------------------------------------------------
   Income & Growth                                     E              A           A           C
---------------------------------------------------------------------------------------------------
   Small Company                                       E              A           A           A
---------------------------------------------------------------------------------------------------
   Global Gold                                         A              A           A           A
---------------------------------------------------------------------------------------------------
   Utilities                                           A              A           A           A
---------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                         E              E           E           C
---------------------------------------------------------------------------------------------------

                                                                    NAME OF DIRECTORS
----------------------------------------------------------------------------------------------------
                                                     MYRON S.     KENNETH E.   JOHN B.    JEANNE D.
                                                     SCHOLES        SCOTT       SHOVEN     WOHLERS
----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Equity Growth                                         D             A           A          C
----------------------------------------------------------------------------------------------------
   Income & Growth                                       C             E           D          A
----------------------------------------------------------------------------------------------------
   Small Company                                         C             A           A          A
----------------------------------------------------------------------------------------------------
   Global Gold                                           A             A           A          A
----------------------------------------------------------------------------------------------------
   Utilities                                             A             A           A          A
----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                           E             E           D          E
----------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

27

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the Advisor's Proxy Voting Guidelines to govern the
Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *   Cumulative Voting
   *   Staggered Boards
   *   "Blank Check" Preferred Stock
   *   Elimination of Preemptive Rights
   *   Non-targeted Share Repurchase
   *   Increase in Authorized Common Stock
   *   "Supermajority" Voting Provisions or Super Voting Share Classes
   *   "Fair Price" Amendments
   *   Limiting the Right to Call Special Shareholder Meetings
   *   Poison Pills or Shareholder Rights Plans
   *   Golden Parachutes
   *   Reincorporation
   *   Confidential Voting
   * Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

28

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 2, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                         PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
   Investor Class
        Charles Schwab & Co. Inc.                 13%                0%
        San Francisco, California

        Massachusetts Mutual Life                  8%                0%
        Insurance Co.
        Springfield, Massachusetts

        Schwab 529 College Savings Plan            7%                0%
        Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class
        Saxon & Co.                               21%                0%
        Philadelphia, Pennsylvania

        Charles Schwab & Co. Inc.                 16%                0%
        San Francisco, California

        Union Bank TR                             10%                0%
            FBO Select Benefit Omnibus             0%               10%
            San Diego, California

        Penfirn & Co.                              6%                0%
        Omaha, Nebraska

        Fulton Financial Adv                       6%                0%
        Lancaster, Pennsylvania

        American Express Trust Co.                 6%                0%
            FBO American Express Trust             0%                6%
            Retirement Service Plans
            Minneapolis, Minnesota

        AMFO & Co.                                 5%                0%
        Kansas City, Missouri
--------------------------------------------------------------------------------
   Institutional Class
        UMB Bank NA TR                            84%                0%
        Phelps Dodge Employee
        Savings Plan & Trust
        Kansas City, Missouri

        Trustees of American Century P/S &        12%               12%
        401k Savings Plan & Trust
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class
        American Enterprise Investment Svcs       38%                0%
        Minneapolis, Minnesota

        Mobank & CO. EB                           19%                0%
        Monroe, Michigan

        Pershing LLC                               9%                0%
        Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

29

                                         PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

Global Gold
--------------------------------------------------------------------------------
   Investor Class
        Charles Schwab & Co. Inc.                  22%                0%
        San Francisco, California

        Pershing LLC                                6%                0%
        Jersey City, New Jersey
--------------------------------------------------------------------------------
   Advisor Class
        National Financial Services Corp.          26%                0%
        New York, New York

        National Inv Svcs.                         24%                0%
        New York, New York

        Pershing LLC                                6%                0%
        Jersey City, New Jersey

        HUBCO Regions Financial Corp.               6%                0%
        Birmingham, Alabama
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Investor Class
        Charles Schwab & Co. Inc.                  13%                0%
        San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class
        Principal Life Insurance                   21%                0%
        Des Moines, Iowa

        Nationwide Insurance Company               17%                0%
        Columbus, Ohio

        American Express Trust Co.                  8%                0%
            FBO American Express Trust              0%                8%
            Retirement Service Plans
            Minneapolis, Minnesota

        A.G. Edwards & Sons, Inc.                   8%                0%
        FBO Various Clients
        St. Louis, Missouri

        Nationwide Trust Company                    8%                0%
        Columbus, Ohio
--------------------------------------------------------------------------------
   Institutional Class
        UMB Bank NA TR                             24%                0%
        Phelps Dodge Employee
        Savings Plan & Trust
        Kansas City, Missouri

        UBATCO & Co.                               16%                0%
            FBO College Savings                     0%               16%
            Plan of Nebraska
            Lincoln, Nebraska
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

30

                                         PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Institutional Class
        UMB Bank TR                                11%               0%
        Navistar International Transportation
        Retirement Savings Plan & Trust
        Kansas City, Missouri

        USAA Federal Savings Bank                   8%               0%
        San Antonio, Texas

        Nationwide Insurance Company                7%               0%
        Columbus, Ohio

        Charles Schwab & Co. Inc.                   6%               0%
        San Francisco, California

        UMB Bank NA TR                              5%               0%
        Buckeye Pipeline Services Company
        Retirement and Savings Plan
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class
        Pershing LLC                               46%               0%
        Jersey City, New Jersey

        Legg Mason Wood Walker Inc.                22%               0%
        Baltimore, Maryland

        Mobank & Co. EB                            16%               0%
        Monroe, Michigan

        American Enterprise Investment Svcs         6%               0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
   R Class
        MCB Trust Svcs                             72%               0%
        Life Care Home Svcs
        of NW Pennsylvania Retirement
        Denver, Colorado

        Mesirow Financial Inc.                     19%               0%
        SEP IRA Acct
        Chicago, Illinois

        American Century Investment
        Management, Inc.                            8%               8%
        Kansas City, Missouri
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Investor Class
        Charles Schwab & Co. Inc.                  25%               0%
        San Francisco, California

        ITT Industries Investment                   6%               0%
        & Savings 401k Trust
            FBO Salaried Employees                  0%               6%
            Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

31

                                         PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Advisor Class
        Charles Schwab & Co. Inc.                  24%               0%
        San Francisco, California

        Manufacturers Life Insurance
        Co. USA                                    24%               0%
        Toronto, Ontario

        Nationwide Trust Company                   11%               0%
        Columbus, Ohio

        Schwab 529 College Savings Plan             6%               0%
        Kansas City, Missouri
--------------------------------------------------------------------------------
   Institutional Class
        Wachovia Bank                              44%               0%
            FBO Portfolio Strategies                0%              21%
            Reinv Reinv
            Charlotte, North Carolina

            FBO Portfolio Strategies                0%              17%
            Cash Cash
            Charlotte, North Carolina

            FBO Portfolio Strategies                0%               6%
            Cash Reinv
            Charlotte, North Carolina

        JPMorgan Chase Bank Trustee                19%               0%
        Collins & Aikman Pension
        Trust Salaried
        Brooklyn, New York

        Fulvest & Co.                              17%               0%
        Lancaster, Pennsylvania

        The Fulton Co.                              7%               0%
        Lancaster, Pennsylvania

        Trustees of American Century                6%               6%
        P/S & 401k Savings Plan & Trust
        Kansas City, Missouri
--------------------------------------------------------------------------------
   R Class
        MCB Trust Svcs                          53.05%               0%
            Life Care Home Svcs                     0%           28.30%
            of NW Pennsylvania Retirement
            Denver, Colorado

            Keeton Construction Co., Inc.           0%           24.74%
            401k
            Denver, Colorado

        SafeCo Investment Services Inc.         24.72%               0%
        Seattle, Washington

        Fehr & Peers Associates Inc.            21.59%               0%
        401k Profit Sharing Plan
        Lafayette, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

32

                                         PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING       OUTSTANDING
FUND/                                     SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                         OF RECORD    BENEFICIALLY(1)
--------------------------------------------------------------------------------

Utilities
--------------------------------------------------------------------------------
   Investor Class
        Charles Schwab & Co. Inc.                  17%               0%
        San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class
        Charles Schwab & Co. Inc.                  73%               0%
        San Francisco, California

        Susquehanna Trust & Investment              9%               0%
        TTEE For AE SYS Technologies LLC
        401k Plan Union Employees
        Lititz, Pennsylvania

        Nationwide Trust Company                    9%               0%
        Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Quantitative Equity Funds. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of April 2, 2004, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the
Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

33

The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedules below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
INCOME & GROWTH, EQUITY GROWTH, GLOBAL GOLD, UTILITIES
--------------------------------------------------------------------------------
CATEGORY ASSETS                 FEE RATE
--------------------------------------------------------------------------------
First $1 billion                0.5200%
--------------------------------------------------------------------------------
Next $5 billion                 0.4600%
--------------------------------------------------------------------------------
Next $15 billion                0.4160%
--------------------------------------------------------------------------------
Next $25 billion                0.3690%
--------------------------------------------------------------------------------
Next $50 billion                0.3420%
--------------------------------------------------------------------------------
Next $150 billion               0.3390%
--------------------------------------------------------------------------------
Thereafter                      0.3380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: SMALL COMPANY
--------------------------------------------------------------------------------
CATEGORY ASSETS                 FEE RATE
--------------------------------------------------------------------------------
First $1 billion                0.7200%
--------------------------------------------------------------------------------
Next $5 billion                 0.6600%
--------------------------------------------------------------------------------
Next $15 billion                0.6160%
--------------------------------------------------------------------------------
Next $25 billion                0.5690%
--------------------------------------------------------------------------------
Next $50 billion                0.5420%
--------------------------------------------------------------------------------
Next $150 billion               0.5390%
--------------------------------------------------------------------------------
Thereafter                      0.5380%
--------------------------------------------------------------------------------

The Complex Fee (Investor Class, C Class and R Class) is as follows:

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
COMPLEX ASSETS                  FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion              0.3100%
--------------------------------------------------------------------------------
Next $7.5 billion               0.3000%
--------------------------------------------------------------------------------
Next $15.0 billion              0.2985%
--------------------------------------------------------------------------------
Next $25.0 billion              0.2970%
--------------------------------------------------------------------------------
Next $50.0 billion              0.2960%
--------------------------------------------------------------------------------
Next $100.0 billion             0.2950%
--------------------------------------------------------------------------------
Next $100.0 billion             0.2940%
--------------------------------------------------------------------------------
Next $200.0 billion             0.2930%
--------------------------------------------------------------------------------
Next $250.0 billion             0.2920%
--------------------------------------------------------------------------------
Next $500.0 billion             0.2910%
--------------------------------------------------------------------------------
Thereafter                      0.2900%
--------------------------------------------------------------------------------

34

The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3100% for the first $2.5 billion, the Institutional Class Complex Fee is 0.1100% (0.3100%
minus 0.2000%) for the first $2.5 billion. The Complex Fee schedule for the
Advisor Class is lower by 0.2500% at each graduated step.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

35

Unified management fees incurred by each fund for the fiscal periods ended
December 31, 2003, 2002 and 2001, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------
FUND                      2003              2002            2001
-------------------------------------------------------------------------
Income & Growth
    Investor              $22,887,736      $25,424,724      $32,590,869
-------------------------------------------------------------------------
    Advisor                $3,320,015       $4,689,755       $5,156,401
-------------------------------------------------------------------------
    Institutional          $1,101,772       $1,034,572       $1,062,052
-------------------------------------------------------------------------
    C                         $13,636           $8,551          $423(1)
-------------------------------------------------------------------------
    R                              $9              N/A              N/A
-------------------------------------------------------------------------
Equity Growth
    Investor               $7,114,088       $8,226,475      $11,089,970
-------------------------------------------------------------------------
    Advisor                  $482,345         $492,218         $673,384
-------------------------------------------------------------------------
    Institutional            $513,607         $591,278         $764,417
-------------------------------------------------------------------------
    C                          $3,394           $1,575           $85(2)
-------------------------------------------------------------------------
Small Company
    Investor               $1,833,748         $707,554         $194,035
-------------------------------------------------------------------------
    Advisor                   $94,507           $4,553              $80
-------------------------------------------------------------------------
    Institutional             $87,133           $7,648           $7,664
-------------------------------------------------------------------------
    R                              $8              N/A              N/A
-------------------------------------------------------------------------
Global Gold
    Investor               $3,467,459       $2,251,315       $1,120,255
-------------------------------------------------------------------------
    Advisor                    $9,120           $2,563             $232
-------------------------------------------------------------------------
Utilities
    Investor                 $878,964         $986,930       $1,678,625
-------------------------------------------------------------------------
    Advisor                    $4,670           $7,919          $16,114
-------------------------------------------------------------------------

(1)  FROM JUNE 28, 2001 (INCEPTION) TO DECEMBER 31, 2001.

(2)  FROM JULY 18, 2001 (INCEPTION) TO DECEMBER 31, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's cost for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the heading
INVESTMENT ADVISOR on page 33.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

36

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the heading INVESTMENT ADVISOR on page 33. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

COUNSEL AND INDEPENDENT ACCOUNTANT

Hogan & Hartson L.L.P., 111 S. Calvert Street, Baltimore, Maryland, 21202, as
counsel for the funds, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the funds' registration statement.

PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105. As the independent accountant of the funds,
PricewaterhouseCoopers provides services including

(1) auditing the annual financial statements for each fund;
(2) assisting and consulting in connection with SEC filings; and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very

37

substantial. The advisor intends to continue to place some of the funds'
brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 2003, 2002 and 2001 the brokerage commissions of each fund were:

FUND                2003             2002             2001
---------------------------------------------------------------------------
Income & Growth     $13,567,220      $3,877,166       $5,766,468
---------------------------------------------------------------------------
Equity Growth        $5,567,844      $1,804,637       $2,538,324
---------------------------------------------------------------------------
Small Company          $720,424      $206,078(1)         $48,689
---------------------------------------------------------------------------
Global Gold            $336,668      $952,236(1)        $215,037
---------------------------------------------------------------------------
Utilities               $93,689        $153,936         $108,990
---------------------------------------------------------------------------

(1)  THE INCREASE IN BROKERAGE COMMISSION PAID BY THE FUND IN 2002 WAS A RESULT
     OF AN INCREASE IN SECURITIES PURCHASED BY THE FUND DUE TO A SUBSTANTIAL
     INFLOW OF ASSETS INTO THE FUND DURING THE PERIOD.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as identified by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                  BROKER, DEALER OR PARENT              DECEMBER 31, 2003
--------------------------------------------------------------------------------
Income & Growth       Citigroup Global Markets              $166,345,044
                      ----------------------------------------------------------
                      Merrill Lynch & Co., Inc.              $41,770,530
                      ----------------------------------------------------------
                      Wachovia Corp.                         $32,207,667
                      ----------------------------------------------------------
                      Morgan Stanley                         $31,180,356
                      ----------------------------------------------------------
                      Lehman Bros. Holdings, Inc.             $1,250,964
--------------------------------------------------------------------------------
Equity Growth         Citigroup Global Markets               $32,384,335
                      ----------------------------------------------------------
                      Wachovia Corp.                         $24,938,835
                      ----------------------------------------------------------
                      Lehman Bros. Holdings, Inc.            $16,007,706
                      ----------------------------------------------------------
                      Merrill Lynch & Co., Inc.               $2,204,864
                      ----------------------------------------------------------
                      Legg Mason                              $1,296,960
--------------------------------------------------------------------------------

38

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (Advisor Class
Plan) described below. The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the C and R Classes is the same as for Investor Class, but the C and R Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan
and the R Class Plan, respectively) described below. The Advisor Class, C Class and R Class Plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor, C and R Classes have approved and entered into the Advisor Class Plan, the C Class Plan and the R
Class Plan. The Plans are described below.

39

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Advisor Class Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2003, the aggregate amount of fees paid by the funds under the Advisor Class Plan was:
Income & Growth, $3,817,334; Equity Growth, $554,342; Small Company, $74,802;
Global Gold, $10,506; and Utilities, $5,368.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

40

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media)
    and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; and
    Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

During the fiscal year ended December 31, 2003, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:
Income & Growth, $1,908,667; Equity Growth, $277,171; Small Company, $37,401;
Global Gold, $5,253; and Utilities, $2,684.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

41

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2003, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:
Income & Growth, $1,908,667; Equity Growth, $277,171; Small Company, $37,401;
Global Gold, $5,253; and Utilities, $2,684.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of fund shares and/or the use of fund shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended December 31, 2003, the aggregate amount of fees paid by the funds under the C Class Plan was: Income & Growth, $19,912 and Equity Growth, $4,965.

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

42

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of fund shares and/or the use of fund shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

43

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of a fund's R Class shares. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended
December 31, 2003, the aggregate amount of fees paid by the funds under the R
Class plan was: Income & Growth, $6; and Small Company, $5.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

44

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the C Class of the funds are described in the prospectuses in the section titled CALCULATION OF CONTINGENT DEFERRED SALES
CHARGE (CDSC). Shares of the C Class are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectus. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectus.

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended December 31, 2003 were: Equity Growth
$169.10.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of a fund at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis. In addition, C Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectus.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectuses and in Your Guide to American Century
Services. The Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

45

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily. The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

46

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

47

As of December 31, 2003, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                           CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------
Equity Growth                  $289,102,978 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
Income & Growth                $748,238,303 (expiring 2007 through 2011)
--------------------------------------------------------------------------------
Global Gold                    $186,964,205 (expiring 2005 through 2010)
--------------------------------------------------------------------------------
Utilities                      $63,361,993 (expiring 2009 through 2011)
--------------------------------------------------------------------------------
Small Company                  $0 (N/A)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

48

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

                            Yield = 2 [(a - b + 1)(6) - 1]
                                        -----
                                          cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2003, Utilities' yield was 3.06%.

The Utilities Fund also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by the fund over the most recent calendar quarter (excluding capital gains) by 4, dividing that number by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

Dividends Earned Over Last Calendar Quarter X 4
-----------------------------------------------  X  100  =  Annualized Distribution Rate
             Current Share Price

The annualized distribution rate for the fund will differ from the fund's 30-day
SEC yield.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's net asset value per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended December 31, 2003, the last day of the funds' most recent fiscal year.

Average annual total returns for periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because a fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

49

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
Fiscal year ended December 31, 2003
---------------------------------------------------------------------------------------
                                       1         5        10      LIFE OF    INCEPTION
FUND                                   YEAR      YEARS    YEARS   CLASS(1)   DATE
---------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                    29.62%     0.21%   11.35%  13.06%     12/17/1990
Return After Taxes on Distributions    29.29%    -0.21%    9.67%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares              19.63%    -0.05%    9.01%     N/A
---------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                    30.27%    -0.52%   11.02%  11.31%     05/09/1991
Return After Taxes on Distributions    30.08%    -1.12%    9.07%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares              19.89%    -0.66%    8.60%     N/A
---------------------------------------------------------------------------------------
Small Company
Return Before Taxes                    53.57%    12.88%     N/A   11.91%     07/31/1998
Return After Taxes on Distributions    53.15%    12.33%     N/A   11.41%
Return After Taxes on Distributions
  and Sale of Fund Shares              35.00%    10.98%     N/A   10.16%
---------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                    46.70%    20.17%    1.31%   3.01%     08/17/1988
Return After Taxes on Distributions    46.10%    19.77%    0.78%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares              30.57%    17.62%    0.77%     N/A
---------------------------------------------------------------------------------------
Utilities
Return Before Taxes                    23.96%    -3.80%    6.20%   6.33%     03/01/1993
Return After Taxes on Distributions    23.45%    -5.35%    4.10%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares              16.16%    -3.82%    4.31%     N/A
---------------------------------------------------------------------------------------

(1)   ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX
      RETURNS FOR THE LIFE OF THE CLASS.

50

AVERAGE ANNUAL TOTAL RETURNS -- INSTITUTIONAL CLASS
Fiscal year ended December 31, 2003
----------------------------------------------------------------------------------------------
FUND                                   1 YEAR     5 YEARS    LIFE OF CLASS(1)   INCEPTION DATE
----------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                    29.81%      0.43%     4.62%               01/28/1998
Return After Taxes on Distributions    29.44%     -0.07%     3.88%
Return After Taxes on Distributions
  and Sale of Fund Shares              19.79%      0.09%     3.57%
----------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                    30.50%     -0.30%     3.61%               01/02/1998
Return After Taxes on Distributions    30.28%     -0.97%     2.76%
Return After Taxes on Distributions
  and Sale of Fund Shares              20.08%     -0.53%     2.73%
----------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                    53.52%       N/A     16.84%               10/01/1999
Return After Taxes on Distributions    53.02%       N/A     16.16%
Return After Taxes on Distributions
  and Sale of Fund Shares              35.06%       N/A     14.39%
----------------------------------------------------------------------------------------------

(1)  ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX
     RETURNS FOR THE LIFE OF THE CLASS.

AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS
Fiscal year ended December 31, 2003
--------------------------------------------------------------------------------------------
FUND                                     1 YEAR   5 YEARS   LIFE OF CLASS(1)  INCEPTION DATE
--------------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                      29.33%   -0.05%      4.26%           12/15/1997
Return After Taxes on Distributions      29.05%   -0.38%      3.18%
Return After Taxes on Distributions
  and Sale of Fund Shares                19.38%   -0.22%      3.04%
--------------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                      30.05%   -0.76%      2.95%           10/09/1997
Return After Taxes on Distributions      29.91%   -1.27%      1.63%
Return After Taxes on Distributions
  and Sale of Fund Shares                19.69%   -0.82%      1.86%
--------------------------------------------------------------------------------------------
Small Company
Return Before Taxes                      53.16%     N/A      11.63%           09/07/2000
Return After Taxes on Distributions      52.75%     N/A      10.88%
Return After Taxes on Distributions
  and Sale of Fund Shares                34.73%     N/A       9.65%
--------------------------------------------------------------------------------------------

(1)  ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX
     RETURNS FOR THE LIFE OF THE CLASS.

51

AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS
Fiscal year ended December 31, 2003
--------------------------------------------------------------------------------------------
FUND                                  1 YEAR    5 YEARS   LIFE OF CLASS(1)    INCEPTION DATE
--------------------------------------------------------------------------------------------
Global Gold
Return Before Taxes                   46.37%    19.94%     11.87%             05/06/1998
Return After Taxes on Distributions   45.87%    19.63%     11.58%
Return After Taxes on Distributions
  and Sale of Fund Shares             30.33%    17.48%     10.22%
--------------------------------------------------------------------------------------------
Utilities
Return Before Taxes                   23.68%    -4.06%     -0.69%             06/25/1998
Return After Taxes on Distributions   23.21%    -5.52%     -2.56%
Return After Taxes on Distributions
  and Sale of Fund Shares             15.92%    -3.98%     -1.33%
--------------------------------------------------------------------------------------------

(1)  ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX
     RETURNS FOR THE LIFE OF THE CLASS.

AVERAGE ANNUAL TOTAL RETURNS -- C CLASS
Fiscal year ended December 31, 2003
---------------------------------------------------------------------------------------
FUND                                     1 YEAR      LIFE OF CLASS(1)    INCEPTION DATE
---------------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                      28.56%      -1.03%              06/28/2001
Return After Taxes on Distributions      28.42%      -1.20%
Return After Taxes on Distributions
  and Sale of Fund Shares                18.72%      -0.96%
---------------------------------------------------------------------------------------
Equity Growth
Return Before Taxes                      29.20%      -1.42%              07/18/2001
Return After Taxes on Distributions      29.19%      -1.42%
Return After Taxes on Distributions
  and Sale of Fund Shares                19.00%      -1.20%
---------------------------------------------------------------------------------------

(1)  ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX
     RETURNS FOR THE LIFE OF THE CLASS.

AVERAGE ANNUAL TOTAL RETURNS -- R CLASS
Fiscal year ended December 31, 2003
--------------------------------------------------------------------------------
FUND                                    LIFE OF CLASS(1)    INCEPTION DATE
--------------------------------------------------------------------------------
Income & Growth
Return Before Taxes                     12.57%               08/29/2003
Return After Taxes on Distributions     12.45%
Return After Taxes on Distributions
 and Sale of Fund Shares                 8.33%
--------------------------------------------------------------------------------
Small Company
Return Before Taxes                     18.61%               08/29/2003
Return After Taxes on Distributions     18.29%
Return After Taxes on Distributions
 and Sale of Fund Shares                12.23%
--------------------------------------------------------------------------------

(1)  ONLY A FUND WITH PERFORMANCE FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS
     FOR THE LIFE OF THE CLASS.

52

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge, and with indices that do not reflect administrative and management costs such as those incurred by mutual funds.
Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities, Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends, including illustrations of particular markets (like the gold market);

(3) presentations of statistical data to supplement such discussions and to illustrate historical and projected demand for certain commodities;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

53

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds.

The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds have been audited by
PricewaterhouseCoopers LLP, independent accountants. Their reports and the financial statements included in the funds' Annual Reports for the fiscal year ended December 31, 2003, are incorporated herein by reference.

54

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

www.americancentury.com

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-37534   0405

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)  (1) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589).

          (2) Articles Supplementary dated April 22, 2004 are included herein.

     (b) Bylaws of American Century Quantitative Equity Funds, Inc., dated March
1, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 34 to
the  Registration  Statement  of the  Registrant  on  March  1,  2004,  File No.
33-19589).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  (1)  Management  Agreement  (Investor  Class)  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 1997 (filed  electronically  as
Exhibit 5 to  Post-Effective  Amendment No. 33 to the Registration  Statement of
American Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  March 1,  1998  (filed electronically  as  Exhibit  5b  to  Post-Effective  Amendment  No.  23  to  the
Registration  Statement of American  Century  Municipal Trust on March 26, 1998,
File No. 2-91229).

          (3)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century  Government Income Trust on July 28,
1999,  File  No.  2-99222).

          (4) Amendment No. 1 to the Management  Agreement (Investor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d7  to  Post-Effective  Amendment  No.  17  to  the
Registration  Statement of American  Century  Investment Trust on June 28, 2002,
File No. 33-65170).

          (8) Amendment No. 5 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  d8  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
December 23, 2002, File No. 333-46922).

          (9) Amendment No. 6 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  as of May 1,  2004  is included herein.

          (10)  Management  Agreement  (Advisor  Class)  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 1997 (filed  electronically  as
Exhibit d3 to Post-Effective  Amendment No. 27 to the Registration  Statement of
American Century Target Maturities Trust on August 28, 1997, File No. 2-94608).

          (11)  Amendment  to the  Management  Agreement  (Advisor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed
electronically  as  Exhibit  5b  to  Post-Effective   Amendment  No.  9  to  the
Registration  Statement of American  Century  Investment Trust on June 30, 1999,
File No. 33-65170).

          (12) Amendment No. 1 to the Management  Agreement (Advisor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  36  to  the
Registration  Statement of American Century Target Maturities Trust on April 18,
2001, File No. 2-94608).

          (13) Amendment No. 2 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d8  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

          (14) Amendment No. 3 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of the  Registrant  on  November  30,  2001,  File  No.
33-65170).

          (15) Amendment No. 4 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  17 to  the
Registration  Statement of American  Century Target  Maturities Trust on January
31, 2003, File No. 2-94608).

          (16) Amendment No. 5 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  as of May 1,  2004  is included herein.

          (17) Management Agreement  (Institutional Class) with American Century
Investment  Management,  Inc., dated August 1, 1997 (filed  electronically as an
Exhibit to Post-Effective  Amendment No. 20 to the Registration Statement of the
Registrant on August 29, 1997, File No. 33-19589).

          (18) Amendment to the Management Agreement  (Institutional Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  27  to  the
Registration Statement of the Registrant on April 27, 2000, File No. 33-19589).

          (19) Amendment No. 1 to the Management Agreement (Institutional Class)
with American Century Investment  Management,  Inc., dated August 1, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  15 to  the
Registration  Statement of American Century  Investment Trust on August 8, 2001,
File No. 33-65170).

          (20) Amendment No. 2 to the Management Agreement (Institutional Class)
with American Century  Investment  Management,  Inc., dated March 1, 2002 (filed electronically  as Exhibit  d17 to the  Post-Effective  Amendment  No. 46 to the
Registration  Statement of American Century  Government Income Trust on March 4,
2002, File No. 2-99222).

          (21) Amendment No. 3 to the Management Agreement (Institutional Class)
with American  Century  Investment  Management,  Inc.,  dated  December 31, 2002
(filed  electronically as Exhibit d18 to Post-Effective  Amendment No. 39 to the
Registration Statement of American Century Municipal Trust on December 23, 2002,
File No. 2-91229).

          (22) Amendment No. 4 to the Management Agreement (Institutional Class)
with American Century  Investment  Management,  Inc., dated as of May 1, 2004 is included herein.

          (23) Management  Agreement (C Class) with American Century  Investment
Management,  Inc., dated September 16, 2000 (filed  electronically as Exhibit d6 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (24)  Amendment  No. 1 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.  dated  August 1,  2001  (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  44 to  the
Registration  Statement of American Century Government Income Trust, on July 31,
2001, File No. 2-99222).

          (25)  Amendment  No. 2 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

          (26)  Amendment  No. 3 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d16  to  Post-Effective  Amendment  No.  17 to  the
Registration  Statement of American  Century  Investment Trust on June 28, 2002,
File No. 33-65170).

          (27)  Amendment  No. 4 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc., dated September 3, 2002 (filed electronically  as  Exhibit  d12  to  Post-Effective  Amendment  No.  34 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on October 1, 2002, File No. 2-82734).

          (28)  Amendment  No. 5 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated  as of May 1,  2004  is included herein.

          (29) Management  Agreement (R Class) with American Century  Investment
Management,  Inc., dated August 29, 2003 (filed electronically as Exhibit d25 to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589).

          (30)  Amendment  No. 1 to the  Management  Agreement  (R  Class)  with
American  Century  Investment  Management,  Inc.,  dated  as of May 1,  2004  is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Target  Maturities  Trust on  September  30,  2002,  File No.
2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
December 23, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment  Services,  Inc., dated as of February 27, 2004
(filed  electronically as Exhibit e4 to Post-Effective  Amendment No. 104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

          (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American  Century  Investment  Services,  Inc.,  dated as of May 1, 2004 is included herein.

     (f)  Not Applicable.

     (g)  (1) Master  Agreement by and between Commerce Bank, N.A. and Twentieth
Century Services,  Inc., dated January 22, 1997 (filed electronically as Exhibit
g2 to Post-Effective  Amendment No. 76 to the Registration Statement of American
Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213).

          (2) Global Custody Agreement between American Century  Investments and
The Chase Manhattan Bank, dated August 9, 1996 (filed  electronically as Exhibit
8 to Post-Effective  Amendment No. 31 to the Registration  Statement of American
Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
Investments  and The  Chase  Manhattan  Bank,  dated  December  9,  2000  (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
January 9, 2001, File No. 333-46922).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments  and the JPMorgan  Chase Bank,  dated as of May 1, 2004, is included herein.

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000, is included herein.

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency  Agreement with American  Century
Services  Corporation,  dated March 9, 1998 (filed electronically as Exhibit B9b to  Post-Effective  Amendment No. 23 to the  Registration  Statement of American
Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
the Registrant on June 29, 1998, File No. 33-19589).

          (4) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

          (5) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 30, 2001, File No. 2-99222).

          (6) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust, on November 30, 2001, File No. 33-65170).

          (7) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (8) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (9) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922).

          (10)  Amendment No. 8 to the Transfer  Agency  Agreement with American
Century Services Corporation dated as of May 1, 2004 is included herein.

          (11) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608.

          (12) Customer  Identification  Program Reliance  Agreement dated April
26, 2004, is included herein.

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1)  Consent of PricewaterhouseCoopers LLP is included herein.

          (2) Power of Attorney,  dated March 1, 2004 (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
the Registrant on March 1, 2004, File No. 33-19589).

          (3) Secretary's  Certificate dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of the Registrant on March 1, 2004, File No. 33-19589).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century Target Maturities Trust on January 31, 2000, File No. 33-19589).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust, on November 30, 2001, File No. 33-65170).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  Century  Target  Maturities  Trust,  on  January  31,  2003,  File No.
2-94608).

          (6)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated as of May 1, 2004 is included herein.

          (7) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (8)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of  American  Century  Government  Income  Trust,  on July  31,  2001,  File No.
2-99222).

          (9)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement of American  Century  Investment  Trust, on November 30,
2001, File No. 33-65170).

          (10)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (11)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229).

          (12)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) dated January 2, 2004 (filed  electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American Century Municipal Trust on February 26, 2004, File No. 2-91229).

          (13)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) dated as of May 1, 2004 is included herein.

          (14) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc.  on  August  28,  2003,  File  No.
33-79482).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) dated as of May 1, 2004 is included herein.

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on December 23, 2002, File No. 2-91229).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

          (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 is included herein.

     (o)  Reserved.

     (p)  American Century Investments Code of Ethics is included herein.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     Under the laws of the State of  Maryland,  the  Directors  are entitled and empowered  to  purchase  insurance  for and to provide by  resolution  or in the
Bylaws for  indemnification  out of Corporation assets for liability and for all expenses  reasonably  incurred  or paid or  expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the  Corporation.  The  provisions,  including any  exceptions  and  limitations concerning  indemnification,  may be set forth in  detail in the  Bylaws or in a resolution adopted by the Board of Directors.

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  the Ninth  Article of  Registrant's  Articles  of  Incorporation  dated
February 26, 2004,  filed herein as Exhibit (a), and Section 50 of  Registrant's
Bylaws dated March 1, 2004, filed herein as Exhibit (b).

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

     None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices         Positions and Offices
Business Address*           with Underwriter              with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director            none

James E. Stowers III       Co-Chairman and Director         none

William M. Lyons           President, Chief Executive       Chairman,
                           Officer and Director             President and
                                                            Director

Robert T. Jackson          Executive Vice President,        Executive Vice
                           Chief Financial Officer          President
                           and Chief Accounting Officer

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

Dave Larrabee              Senior Vice President            none

Barry Mayhew               Senior Vice President            none

David C. Tucker            Senior Vice President            Senior Vice
                           and General Counsel              President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b)  under  the  Securities  Act  and has  duly  caused  this  Post-Effective
Amendment  No. 37 to this  Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri, on the 1st day of May, 2004.

                        AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                        (Registrant)

                        By: /*/ William M. Lyons
                            ---------------------------------------------
                            William M. Lyons
                            President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 35 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                           Title                      Date

*William M. Lyons           President, Director and
------------------------    Principal Executive Officer   April 29, 2004
William M. Lyons

*Maryanne Roepke            Senior Vice President,        April 29, 2004
------------------------    Treasurer and
Maryanne Roepke             Chief Accounting Officer

*Albert A. Eisenstat        Director                      April 29, 2004
------------------------
Albert A. Eisenstat

*Ronald J. Gilson           Director                      April 29, 2004
------------------------
Ronald J. Gilson

*Kathryn A. Hall            Director                      April 29, 2004
------------------------
Kathryn A. Hall

*Myron S. Scholes           Director                      April 29, 2004
------------------------
Myron S. Scholes

*Kenneth E. Scott           Director                      April 29, 2004
------------------------
Kenneth E. Scott

*John B. Shoven             Director                      April 29, 2004
------------------------
John B. Shoven

*Jeanne D. Wohlers          Director                      April 29, 2004
------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    ------------------------------------------
    Charles A. Etherington
    Attorney-in-Fact
    (pursuant to a Power of Attorney
     dated March 1, 2004)